UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST
(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111
(Address of principal executive offices)(zip code)

(Name and Address of Agent for Service)	Copy to:
Ryan M. Louvar, Esq. State Street Bank and Trust Company One Lincoln Street — CPH0326 Boston, MA 02111	Leonard Mackey, Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019
Registrant’s telephone number, including area code: (303) 623-2577
Date of fiscal year end: September 30
Date of reporting period: March 31, 2012

Item 1: Report to Shareholders

Select Sector SPDR Funds
The Select Sector SPDR Trust consists of nine separate investment portfolios (each a “Select Sector SPDR Fund“ or a “Fund“ and collectively the “Select Sector SPDR Funds“ or the “Funds“).

Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500® and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500®, much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on a national securities exchange.

Nine Select Sector SPDR Funds
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:

The Consumer Discretionary Select Sector SPDR Fund	XLY
The Consumer Staples Select Sector SPDR Fund	XLP
The Energy Select Sector SPDR Fund	XLE
The Financial Select Sector SPDR Fund	XLF
The Health Care Select Sector SPDR Fund	XLV
The Industrial Select Sector SPDR Fund	XLI
The Materials Select Sector SPDR Fund	XLB
The Technology Select Sector SPDR Fund	XLK
The Utilities Select Sector SPDR Fund	XLU

Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.

Objective
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500® Index.

TABLE OF CONTENTS

Performance and Portfolio Summary
The Consumer Discretionary Select Sector SPDR Fund (XLY)	3
The Consumer Staples Select Sector SPDR Fund (XLP)	6
The Energy Select Sector SPDR Fund (XLE)	9
The Financial Select Sector SPDR Fund (XLF)	12
The Health Care Select Sector SPDR Fund (XLV)	15
The Industrial Select Sector SPDR Fund (XLI)	18
The Materials Select Sector SPDR Fund (XLB)	21
The Technology Select Sector SPDR Fund (XLK)	24
The Utilities Select Sector SPDR Fund (XLU)	27
Schedules of Investments
The Consumer Discretionary Select Sector SPDR Fund (XLY)	30
The Consumer Staples Select Sector SPDR Fund (XLP)	32
The Energy Select Sector SPDR Fund (XLE)	33
The Financial Select Sector SPDR Fund (XLF)	34
The Health Care Select Sector SPDR Fund (XLV)	36
The Industrial Select Sector SPDR Fund (XLI)	37
The Materials Select Sector SPDR Fund (XLB)	38
The Technology Select Sector SPDR Fund (XLK)	39
The Utilities Select Sector SPDR Fund (XLU)	41
Financial Statements	42
Financial Highlights	50
Notes to Financial Statements	59
Other Information	68

The Consumer Discretionary Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Consumer Discretionary Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.18%. Fund returns at Net Asset Value shown in the table below reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	CONSUMER DISCRETIONARY	NET ASSET	MARKET	CONSUMER DISCRETIONARY
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	30.33%	30.31%	30.65%	N/A	N/A	N/A

ONE YEAR	17.28%	17.23%	17.64%	17.28%	17.23%	17.64%

THREE YEARS	140.20%	140.85%	142.02%	33.92%	34.04%	34.26%

FIVE YEARS	28.33%	28.41%	29.35%	5.12%	5.13%	5.28%

TEN YEARS	69.15%	69.15%	72.54%	5.40%	5.40%	5.61%

The Consumer Discretionary Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

The Consumer Discretionary Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

			THE WALT	THE HOME DEPOT,
DESCRIPTION	MCDONALD’S CORP.	COMCAST CORP. (CLASS A)	DISNEY CO.	INC.	AMAZON.COM, INC.

MARKET VALUE	$232,115,587	187,982,100	182,288,887	180,171,530	171,259,669

% OF NET ASSETS	7.2	5.8	5.6	5.6	5.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

*	The Fund’s industry breakdown is expressed as a percentage of total common stocks and may change over time.

The Consumer Staples Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Consumer Staples Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.18%. Fund returns at Net Asset Value shown in the table below reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	CONSUMER STAPLES	NET ASSET	MARKET	CONSUMER STAPLES
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	16.58%	16.60%	16.78%	N/A	N/A	N/A

ONE YEAR	17.13%	17.14%	17.41%	17.13%	17.14%	17.41%

THREE YEARS	76.01%	76.51%	77.32%	20.74%	20.85%	21.04%

FIVE YEARS	46.30%	46.73%	47.74%	7.91%	7.97%	8.12%

TEN YEARS	63.84%	63.77%	68.13%	5.06%	5.06%	5.33%

The Consumer Staples Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

The Consumer Staples Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

	THE PROCTER &		PHILIP MORRIS	WAL-MART
DESCRIPTION	GAMBLE CO.	THE COCA-COLA CO.	INTERNATIONAL, INC.	STORES, INC.	ALTRIA GROUP, INC.

MARKET VALUE	$740,175,396	669,699,320	610,012,063	427,321,962	257,504,050

% OF NET ASSETS	13.5	12.2	11.1	7.8	4.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

*	The Fund’s industry breakdown is expressed as a percentage of total common stocks and may change over time.

The Energy Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Energy Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.18%. Fund returns at Net Asset Value shown in the table below reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	ENERGY	NET ASSET	MARKET	ENERGY
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	23.57%	23.46%	23.72%	N/A	N/A	N/A

ONE YEAR	−8.58%	−8.64%	−8.47%	−8.58%	−8.64%	−8.47%

THREE YEARS	77.44%	77.90%	78.54%	21.07%	21.17%	21.31%

FIVE YEARS	28.84%	28.84%	30.11%	5.20%	5.20%	5.41%

TEN YEARS	190.94%	190.32%	198.01%	11.27%	11.25%	11.54%

The Energy Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

The Energy Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

					OCCIDENTAL
DESCRIPTION	EXXON MOBIL CORP.	CHEVRON CORP.	SCHLUMBERGER, LTD.	CONOCOPHILLIPS	PETROLEUM CORP.

MARKET VALUE	$1,465,600,314	1,150,507,503	517,364,518	382,304,229	358,158,316

% OF NET ASSETS	18.8	14.8	6.6	4.9	4.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

*	The Fund’s industry breakdown is expressed as a percentage of total common stocks and may change over time.

The Financial Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Financial Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.18%. Fund returns at Net Asset Value shown in the table below reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	FINANCIAL	NET ASSET	MARKET	FINANCIAL
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	35.02%	34.96%	35.28%	N/A	N/A	N/A

ONE YEAR	−1.90%	−2.01%	−1.74%	−1.90%	−2.01%	−1.74%

THREE YEARS	86.34%	86.44%	87.03%	23.05%	23.08%	23.21%

FIVE YEARS	−50.19%	−50.18%	−50.11%	−13.01%	−13.01%	−12.98%

TEN YEARS	−27.45%	−27.47%	−26.25%	−3.16%	−3.16%	−3.00%

The Financial Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

The Financial Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

			BERKSHIRE HATHAWAY,
DESCRIPTION	WELLS FARGO & CO.	JPMORGAN CHASE & CO.	INC. (CLASS B)	CITIGROUP, INC.	BANK OF AMERICA CORP.

MARKET VALUE	$693,913,628	676,475,416	549,936,995	412,591,495	395,890,085

% OF NET ASSETS	9.4	9.2	7.5	5.6	5.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

*	The Fund’s industry breakdown is expressed as a percentage of total common stocks and may change over time.

The Health Care Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Health Care Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.18%. Fund returns at Net Asset Value shown in the table below reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	HEALTH CARE	NET ASSET	MARKET	HEALTH CARE
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	19.74%	19.77%	19.93%	N/A	N/A	N/A

ONE YEAR	16.03%	16.01%	16.27%	16.03%	16.01%	16.27%

THREE YEARS	64.13%	64.46%	65.09%	17.96%	18.04%	18.19%

FIVE YEARS	23.07%	23.21%	24.11%	4.24%	4.26%	4.41%

TEN YEARS	49.34%	49.42%	52.61%	4.09%	4.10%	4.32%

The Health Care Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

The Health Care Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

				ABBOTT	UNITEDHEALTH
DESCRIPTION	JOHNSON & JOHNSON	PFIZER, INC.	MERCK & CO., INC.	LABORATORIES	GROUP, INC.

MARKET VALUE	$519,810,774	490,185,493	335,533,978	234,525,511	178,184,166

% OF NET ASSETS	12.5	11.7	8.0	5.6	4.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

*	The Fund’s industry breakdown is expressed as a percentage of total common stocks and may change over time.

The Industrial Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Industrial Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.18%. Fund returns at Net Asset Value shown in the table below reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	INDUSTRIAL	NET ASSET	MARKET	INDUSTRIAL
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	29.42%	29.51%	29.62%	N/A	N/A	N/A

ONE YEAR	1.50%	1.54%	1.68%	1.50%	1.54%	1.68%

THREE YEARS	115.27%	115.85%	116.95%	29.12%	29.24%	29.46%

FIVE YEARS	17.28%	17.48%	18.22%	3.24%	3.28%	3.40%

TEN YEARS	65.66%	65.88%	69.38%	5.18%	5.19%	5.41%

The Industrial Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

The Industrial Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

	GENERAL ELECTRIC	UNITED PARCEL SERVICE,	UNITED TECHNOLOGIES	CATERPILLAR,
DESCRIPTION	CO.	INC. (CLASS B)	CORP.	INC.	3M CO.

MARKET VALUE	$331,068,518	165,876,048	165,133,706	154,869,321	133,772,804

% OF NET ASSETS	11.1	5.6	5.6	5.2	4.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

*	The Fund’s industry breakdown is expressed as a percentage of total common stocks and may change over time.

The Materials Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Materials Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.18%. Fund returns at Net Asset Value shown in the table below reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MATERIALS	NET ASSET	MARKET	MATERIALS
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	27.29%	27.28%	27.50%	N/A	N/A	N/A

ONE YEAR	−5.57%	−5.63%	−5.37%	−5.57%	−5.63%	−5.37%

THREE YEARS	79.71%	79.76%	81.13%	21.58%	21.59%	21.90%

FIVE YEARS	10.45%	10.62%	11.30%	2.01%	2.04%	2.16%

TEN YEARS	97.31%	97.02%	101.82%	7.03%	7.02%	7.27%

The Materials Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

The Materials Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

	E.I. DU PONT DE	MONSANTO	FREEPORT-MCMORAN	PRAXAIR,	NEWMONT MINING
DESCRIPTION	NEMOURS & CO.	CO.	COPPER & GOLD, INC.	INC.	CORP.

MARKET VALUE	$205,017,018	177,523,507	149,888,784	142,210,920	105,510,994

% OF NET ASSETS	11.2	9.7	8.2	7.8	5.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

*	The Fund’s industry breakdown is expressed as a percentage of total common stocks and may change over time.

The Technology Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Technology Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.18%. Fund returns at Net Asset Value shown in the table below reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	TECHNOLOGY	NET ASSET	MARKET	TECHNOLOGY
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	28.85%	28.86%	29.09%	N/A	N/A	N/A

ONE YEAR	17.57%	17.46%	17.88%	17.57%	17.46%	17.88%

THREE YEARS	101.54%	102.15%	103.19%	26.31%	26.44%	26.66%

FIVE YEARS	38.34%	38.40%	39.62%	6.71%	6.72%	6.90%

TEN YEARS	55.32%	55.46%	58.68%	4.50%	4.51%	4.73%

The Technology Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

The Technology Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

		INTERNATIONAL BUSINESS			GOOGLE, INC.
DESCRIPTION	APPLE, INC.	MACHINES CORP.	MICROSOFT CORP.	AT&T, INC.	(CLASS A)

MARKET VALUE	$1,813,761,228	784,624,569	781,553,853	600,844,994	527,749,497

% OF NET ASSETS	18.7	8.1	8.1	6.2	5.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

*	The Fund’s industry breakdown is expressed as a percentage of total common stocks and may change over time.

The Utilities Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Utilities Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.18%. Fund returns at Net Asset Value shown in the table below reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	UTILITIES	NET ASSET	MARKET	UTILITIES
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	6.38%	6.36%	6.53%	N/A	N/A	N/A

ONE YEAR	14.47%	14.45%	14.79%	14.47%	14.45%	14.79%

THREE YEARS	54.59%	55.02%	55.92%	15.63%	15.73%	15.96%

FIVE YEARS	6.61%	6.67%	7.62%	1.29%	1.30%	1.48%

TEN YEARS	80.92%	80.63%	85.86%	6.11%	6.09%	6.39%

The Utilities Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

The Utilities Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

			DOMINION	DUKE ENERGY	NEXTERA
DESCRIPTION	SOUTHERN CO.	EXELON CORP.	RESOURCES, INC.	CORP.	ENERGY, INC.

MARKET VALUE	$571,492,616	490,611,126	428,532,091	379,985,452	373,110,600

% OF NET ASSETS	9.0	7.8	6.8	6.0	5.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

*	The Fund’s industry breakdown is expressed as a percentage of total common stocks and may change over time.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUTO COMPONENTS — 2.5%
BorgWarner, Inc. (a)(b)	252,825	$21,323,261
Johnson Controls, Inc.	1,581,411	51,364,229
The Goodyear Tire & Rubber Co. (a)	563,206	6,319,171

		79,006,661

AUTOMOBILES — 4.2%
Ford Motor Co.	8,829,499	110,280,443
Harley-Davidson, Inc.	530,906	26,056,866

		136,337,309

DISTRIBUTORS — 0.7%
Genuine Parts Co. (b)	361,909	22,709,790

DIVERSIFIED CONSUMER SERVICES — 0.8%
Apollo Group, Inc. (Class A) (a)	261,231	10,093,966
DeVry, Inc.	139,421	4,722,189
H&R Block, Inc. (b)	674,298	11,105,688

		25,921,843

HOTELS, RESTAURANTS & LEISURE — 18.0%
Carnival Corp.	1,052,162	33,753,357
Chipotle Mexican Grill, Inc. (a)(b)	72,600	30,346,800
Darden Restaurants, Inc. (b)	298,358	15,263,995
International Game Technology	688,174	11,554,442
Marriott International, Inc. (Class A) (b)	617,917	23,388,158
McDonald’s Corp.	2,366,112	232,115,587
Starbucks Corp.	1,750,289	97,823,652
Starwood Hotels & Resorts Worldwide, Inc.	455,602	25,700,509
Wyndham Worldwide Corp.	338,946	15,764,379
Wynn Resorts, Ltd.	184,492	23,039,361
Yum! Brands, Inc.	1,069,551	76,130,640

		584,880,880

HOUSEHOLD DURABLES — 2.1%
D.R. Horton, Inc. (b)	641,158	9,726,367
Harman International Industries, Inc.	161,668	7,567,679
Leggett & Platt, Inc. (b)	320,556	7,375,994
Lennar Corp. (Class A)	377,050	10,248,219
Newell Rubbermaid, Inc.	667,039	11,879,965
Pulte Group, Inc. (a)(b)	777,825	6,883,751
Whirlpool Corp. (b)	177,048	13,607,909

		67,289,884

INTERNET & CATALOG RETAIL — 8.8%
Amazon.com, Inc. (a)	845,685	171,259,669
Expedia, Inc. (b)	218,261	7,298,648
NetFlix, Inc. (a)	127,796	14,701,652
priceline.com, Inc. (a)	115,658	82,984,615
TripAdvisor, Inc. (a)(b)	218,256	7,785,192

		284,029,776

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Hasbro, Inc. (b)	267,266	9,814,008
Mattel, Inc.	787,543	26,508,697

		36,322,705

MEDIA — 28.9%
Cablevision Systems Corp. (b)	508,658	7,467,099
CBS Corp. (Class B)	1,508,661	51,158,695
Comcast Corp. (Class A)	6,263,982	187,982,100
DIRECTV (Class A) (a)	1,570,771	77,501,841
Discovery Communications, Inc. (Class A) (a)(b)	600,456	30,383,074
Gannett Co., Inc. (b)	549,063	8,417,136
McGraw-Hill Cos., Inc.	645,855	31,304,592
News Corp. (Class A)	4,999,938	98,448,779
Omnicom Group, Inc.	635,563	32,191,266
Scripps Networks Interactive (Class A) (b)	224,074	10,910,163
The Interpublic Group of Cos., Inc.	1,036,258	11,823,704
The Walt Disney Co.	4,163,748	182,288,887
The Washington Post Co. (Class B) (b)	11,255	4,204,530
Time Warner Cable, Inc.	729,564	59,459,466
Time Warner, Inc.	2,252,246	85,022,286
Viacom, Inc. (Class B)	1,254,723	59,549,154

		938,112,772

MULTILINE RETAIL — 7.6%
Big Lots, Inc. (a)	151,104	6,500,494
Dollar Tree, Inc. (a)	276,541	26,130,359
Family Dollar Stores, Inc.	273,613	17,314,231
J.C. Penney Co., Inc. (b)	336,051	11,906,287
Kohl’s Corp.	588,721	29,453,711
Macy’s, Inc.	962,190	38,227,809
Nordstrom, Inc.	372,762	20,770,299
Sears Holdings Corp. (a)(b)	88,717	5,877,501
Target Corp.	1,560,164	90,910,756

		247,091,447

SPECIALTY RETAIL — 18.9%
Abercrombie & Fitch Co. (Class A) (b)	197,993	9,822,433
AutoNation, Inc. (a)(b)	104,189	3,574,725
AutoZone, Inc. (a)	63,335	23,547,953
Bed Bath & Beyond, Inc. (a)	549,950	36,170,212
Best Buy Co., Inc. (b)	659,102	15,607,535
CarMax, Inc. (a)(b)	521,922	18,084,597
GameStop Corp. (Class A) (b)	319,137	6,969,952
Limited Brands, Inc.	571,381	27,426,288
Lowe’s Cos., Inc.	2,887,635	90,613,986
O’Reilly Automotive, Inc. (a)	295,793	27,020,691
Ross Stores, Inc.	533,394	30,990,191
Staples, Inc. (b)	1,611,483	26,073,795
The Gap, Inc.	771,212	20,159,482
The Home Depot, Inc.	3,581,227	180,171,530
Tiffany & Co. (b)	294,964	20,390,861
TJX Cos., Inc.	1,752,290	69,583,436
Urban Outfitters, Inc. (a)	256,794	7,475,273

		613,682,940

TEXTILES, APPAREL & LUXURY GOODS — 6.2%
Coach, Inc.	668,446	51,657,507
NIKE, Inc. (Class B)	852,818	92,479,584
Ralph Lauren Corp.	150,135	26,173,034
V.F. Corp.	203,001	29,634,086

		199,944,211

TOTAL COMMON STOCKS —
(Cost $3,165,575,965)		3,235,330,218

See accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 3.2%
MONEY MARKET FUNDS — 3.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	98,228,726	$98,228,726
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	5,586,066	5,586,066

TOTAL SHORT TERM INVESTMENTS —
(Cost $103,814,792)		103,814,792

TOTAL INVESTMENTS — 103.0% (f)
(Cost $3,269,390,757)		3,339,145,010
OTHER ASSETS & LIABILITIES — (3.0)%		(96,080,659)

NET ASSETS — 100.0%		$3,243,064,351

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BEVERAGES — 20.6%
Beam, Inc.	713,455	$41,787,059
Brown-Forman Corp. (Class B)	458,725	38,253,078
Coca-Cola Enterprises, Inc.	1,383,615	39,571,389
Constellation Brands, Inc. (Class A) (a)	900,506	21,242,937
Dr. Pepper Snapple Group, Inc. (b)	978,377	39,340,539
Molson Coors Brewing Co. (Class B)	742,313	33,589,663
PepsiCo, Inc.	3,797,523	251,965,651
The Coca-Cola Co.	9,048,768	669,699,320

		1,135,449,636

FOOD & STAPLES RETAILING — 21.5%
Costco Wholesale Corp.	1,793,503	162,850,072
CVS Caremark Corp.	5,318,353	238,262,215
Safeway, Inc. (b)	1,322,715	26,732,070
SUPERVALU, Inc. (b)	1,697,524	9,692,862
Sysco Corp.	2,509,122	74,922,383
The Kroger Co.	2,509,876	60,814,296
Wal-Mart Stores, Inc.	6,982,385	427,321,962
Walgreen Co.	3,640,786	121,929,923
Whole Foods Market, Inc.	708,061	58,910,675

		1,181,436,458

FOOD PRODUCTS — 17.6%
Archer-Daniels-Midland Co.	2,810,291	88,973,813
Campbell Soup Co. (b)	867,962	29,380,514
ConAgra Foods, Inc.	1,844,191	48,428,456
Dean Foods Co. (a)	1,152,187	13,952,985
General Mills, Inc.	2,703,333	106,646,487
H.J. Heinz Co. (b)	1,376,177	73,694,278
Hormel Foods Corp. (b)	719,801	21,248,526
Kellogg Co.	1,081,543	58,003,151
Kraft Foods, Inc. (Class A)	6,592,728	250,589,591
McCormick & Co., Inc. (b)	626,774	34,115,309
Mead Johnson Nutrition Co.	875,432	72,205,631
Sara Lee Corp.	2,603,567	56,054,797
The Hershey Co.	696,946	42,743,698
The J.M. Smucker Co.	515,581	41,947,670
Tyson Foods, Inc. (Class A)	1,428,370	27,353,285

		965,338,191

HOUSEHOLD PRODUCTS — 19.9%
Colgate-Palmolive Co.	1,969,016	192,530,384
Kimberly-Clark Corp.	1,644,020	121,476,638
The Clorox Co.	593,594	40,809,588
The Procter & Gamble Co.	11,012,876	740,175,396

		1,094,992,006

PERSONAL PRODUCTS — 1.8%
Avon Products, Inc.	1,986,834	38,465,106
The Estee Lauder Cos., Inc. (Class A)	980,377	60,724,551

		99,189,657

TOBACCO — 18.2%
Altria Group, Inc.	8,341,563	257,504,050
Lorillard, Inc.	566,717	73,378,517
Philip Morris International, Inc.	6,884,235	610,012,063
Reynolds American, Inc.	1,461,331	60,557,557

		1,001,452,187

TOTAL COMMON STOCKS —
(Cost $5,255,064,306)		5,477,858,135

SHORT TERM INVESTMENTS — 1.6%
MONEY MARKET FUNDS — 1.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	82,999,992	82,999,992
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	2,264,907	2,264,907

TOTAL SHORT TERM INVESTMENTS —
(Cost $85,264,899)		85,264,899

TOTAL INVESTMENTS — 101.2% (f)
(Cost $5,340,329,205)		5,563,123,034
OTHER ASSETS & LIABILITIES — (1.2)%		(65,949,578)

NET ASSETS — 100.0%		$5,497,173,456

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 19.5%
Baker Hughes, Inc.	3,080,507	$129,196,464
Cameron International Corp. (a)	2,096,624	110,764,646
Diamond Offshore Drilling, Inc.	602,849	40,240,171
FMC Technologies, Inc. (a)	2,282,689	115,093,179
Halliburton Co.	5,870,982	194,857,892
Helmerich & Payne, Inc. (b)	565,707	30,519,893
Nabors Industries, Ltd. (a)	2,823,129	49,376,526
National-Oilwell Varco, Inc.	2,859,760	227,265,127
Noble Corp. (a)	1,332,871	49,942,676
Rowan Cos., Inc. (a)(b)	1,782,569	58,699,997
Schlumberger, Ltd.	7,398,320	517,364,518

		1,523,321,089

OIL, GAS & CONSUMABLE FUELS — 80.4%
Alpha Natural Resources, Inc. (a)(b)	1,181,942	17,977,338
Anadarko Petroleum Corp.	3,082,916	241,515,639
Apache Corp.	2,353,947	236,430,437
Cabot Oil & Gas Corp.	2,417,029	75,338,794
Chesapeake Energy Corp. (b)	4,684,246	108,533,980
Chevron Corp.	10,728,343	1,150,507,503
ConocoPhillips	5,029,657	382,304,229
CONSOL Energy, Inc.	1,931,054	65,848,941
Denbury Resources, Inc. (a)	4,175,640	76,121,917
Devon Energy Corp.	2,478,166	176,247,166
El Paso Corp.	6,480,722	191,505,335
EOG Resources, Inc.	1,743,045	193,652,299
EQT Corp.	788,875	38,031,664
Exxon Mobil Corp.	16,898,424	1,465,600,314
Hess Corp.	1,997,171	117,733,230
Marathon Oil Corp.	4,390,469	139,177,867
Marathon Petroleum Corp.	1,847,823	80,121,605
Murphy Oil Corp.	1,397,861	78,657,638
Newfield Exploration Co. (a)	699,567	24,260,984
Noble Energy, Inc.	1,280,483	125,205,628
Occidental Petroleum Corp.	3,760,982	358,158,316
Peabody Energy Corp.	2,108,030	61,048,549
Pioneer Natural Resources Co. (b)	1,483,584	165,553,139
QEP Resources, Inc.	934,051	28,488,556
Range Resources Corp.	1,316,059	76,515,670
Southwestern Energy Co. (a)	2,370,443	72,535,556
Spectra Energy Corp.	4,642,953	146,485,167
Sunoco, Inc.	1,349,540	51,484,951
Tesoro Corp. (a)	2,324,288	62,383,890
The Williams Cos., Inc.	4,438,614	136,753,697
Valero Energy Corp.	4,129,001	106,404,356
WPX Energy, Inc. (a)	1,054,719	18,995,489

		6,269,579,844

TOTAL COMMON STOCKS —
(Cost $8,897,722,068)		7,792,900,933

SHORT TERM INVESTMENTS — 1.9%
MONEY MARKET FUNDS — 1.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	142,687,899	142,687,899
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	3,308,516	3,308,516

TOTAL SHORT TERM INVESTMENTS —
(Cost $145,996,415)		145,996,415

TOTAL INVESTMENTS — 101.8% (f)
(Cost $9,043,718,483)		7,938,897,348
OTHER ASSETS & LIABILITIES — (1.8)%		(140,711,098)

NET ASSETS — 100.0%		$7,798,186,250

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CAPITAL MARKETS — 13.5%
Ameriprise Financial, Inc.	855,776	$48,890,483
BlackRock, Inc.	386,773	79,249,788
E*TRADE Financial Corp. (a)	978,803	10,717,893
Federated Investors, Inc. (Class B) (b)	355,948	7,976,795
Franklin Resources, Inc.	549,609	68,168,004
Invesco, Ltd.	1,720,150	45,876,400
Legg Mason, Inc.	479,210	13,384,335
Morgan Stanley	5,868,787	115,262,977
Northern Trust Corp.	929,387	44,099,413
State Street Corp. (c)	1,880,732	85,573,306
T. Rowe Price Group, Inc.	977,044	63,800,973
The Bank of New York Mellon Corp.	4,644,704	112,076,708
The Charles Schwab Corp.	4,165,592	59,859,557
The Goldman Sachs Group, Inc.	1,907,531	237,239,630

		992,176,262

COMMERCIAL BANKS — 19.4%
BB&T Corp.	2,687,548	84,362,132
Comerica, Inc.	761,961	24,657,058
Fifth Third Bancorp	3,545,537	49,814,795
First Horizon National Corp. (b)	989,281	10,268,737
Huntington Bancshares, Inc.	3,331,636	21,489,052
KeyCorp	3,673,236	31,222,506
M & T Bank Corp. (b)	487,324	42,338,709
PNC Financial Services Group, Inc.	2,033,457	131,137,642
Regions Financial Corp.	5,459,392	35,977,393
SunTrust Banks, Inc.	2,052,289	49,603,825
U.S. Bancorp	7,365,452	233,337,520
Wells Fargo & Co.	20,325,531	693,913,628
Zions Bancorporation (b)	710,155	15,239,926

		1,423,362,923

CONSUMER FINANCE — 6.1%
American Express Co.	3,911,434	226,315,571
Capital One Financial Corp.	2,133,143	118,901,391
Discover Financial Services	2,044,581	68,166,331
SLM Corp.	1,963,223	30,940,394

		444,323,687

DIVERSIFIED FINANCIAL SERVICES — 23.0%
Bank of America Corp.	41,367,825	395,890,085
Citigroup, Inc.	11,288,413	412,591,495
CME Group, Inc.	255,999	74,068,191
IntercontinentalExchange, Inc. (a)	279,794	38,449,292
JPMorgan Chase & Co.	14,712,384	676,475,416
Leucadia National Corp.	763,643	19,931,082
Moody’s Corp. (b)	756,197	31,835,894
NYSE Euronext	996,098	29,892,901
The Nasdaq OMX Group, Inc. (a)	481,374	12,467,587

		1,691,601,943

INSURANCE — 23.7%
ACE, Ltd.	1,299,489	95,122,595
AFLAC, Inc.	1,800,402	82,800,488
American International Group, Inc. (a)	2,073,818	63,935,809
Aon Corp.	1,253,105	61,477,331
Assurant, Inc.	337,363	13,663,201
Berkshire Hathaway, Inc. (Class B) (a)	6,776,796	549,936,995
Chubb Corp.	1,045,555	72,258,306
Cincinnati Financial Corp. (b)	625,580	21,588,766
Genworth Financial, Inc. (Class A) (a)	1,893,982	15,757,930
Hartford Financial Services Group, Inc. (b)	1,697,216	35,777,313
Lincoln National Corp.	1,123,760	29,622,314
Loews Corp.	1,177,583	46,950,234
Marsh & McLennan Cos., Inc.	2,093,816	68,656,227
MetLife, Inc.	4,086,797	152,641,868
Principal Financial Group, Inc.	1,162,421	34,303,044
Prudential Financial, Inc.	1,811,806	114,850,382
The Allstate Corp.	1,921,213	63,246,332
The Progressive Corp.	2,357,398	54,644,486
The Travelers Cos., Inc.	1,516,823	89,795,922
Torchmark Corp.	386,019	19,243,047
Unum Group	1,120,037	27,418,506
XL Group PLC	1,217,162	26,400,244

		1,740,091,340

REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.3%
American Tower Corp.	1,517,657	95,642,744
Apartment Investment & Management Co. (Class A)	467,016	12,333,893
AvalonBay Communities, Inc. (b)	366,612	51,820,606
Boston Properties, Inc. (b)	571,175	59,967,663
Equity Residential	1,156,686	72,431,677
HCP, Inc.	1,578,253	62,277,864
Health Care REIT, Inc.	810,329	44,535,682
Host Hotels & Resorts, Inc. (b)	2,726,917	44,775,977
Kimco Realty Corp. (b)	1,568,612	30,211,467
Plum Creek Timber Co., Inc. (b)	622,138	25,856,055
ProLogis, Inc.	1,769,016	63,719,956
Public Storage, Inc.	547,954	75,710,804
Simon Property Group, Inc.	1,179,373	171,811,059
Ventas, Inc.	1,113,547	63,583,534
Vornado Realty Trust	713,348	60,063,902
Weyerhaeuser Co.	2,067,821	45,326,636

		980,069,519

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. (a)	1,263,873	25,226,905

THRIFTS & MORTGAGE FINANCE — 0.5%
Hudson City Bancorp, Inc. (b)	2,033,498	14,864,870
People’s United Financial, Inc. (b)	1,384,675	18,333,097

		33,197,967

TOTAL COMMON STOCKS —
(Cost $7,778,715,955)		7,330,050,546

SHORT TERM INVESTMENTS — 2.2%
MONEY MARKET FUNDS — 2.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	153,924,675	153,924,675

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.23% (e)(f)	8,023,124	$8,023,124

TOTAL SHORT TERM INVESTMENTS —
(Cost $161,947,799)		161,947,799

TOTAL INVESTMENTS — 102.0% (g)
(Cost $7,940,663,754)		7,491,998,345
OTHER ASSETS & LIABILITIES — (2.0)%		(147,514,104)

NET ASSETS — 100.0%		$7,344,484,241

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Affiliated Issuer. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 10.7%
Amgen, Inc.	2,267,762	$154,185,138
Biogen Idec, Inc. (a)	700,380	88,226,869
Celgene Corp. (a)	1,259,336	97,623,727
Gilead Sciences, Inc. (a)	2,174,193	106,209,328

		446,245,062

HEALTH CARE EQUIPMENT & SUPPLIES — 15.7%
Baxter International, Inc.	1,632,198	97,572,796
Becton, Dickinson & Co.	618,921	48,059,216
Boston Scientific Corp. (a)	4,204,041	25,140,165
C.R. Bard, Inc.	256,909	25,362,056
CareFusion Corp. (a)	642,207	16,652,428
Covidien PLC	1,387,486	75,867,735
DENTSPLY International, Inc. (b)	402,411	16,148,753
Edwards Lifesciences Corp. (a)	325,980	23,708,525
Intuitive Surgical, Inc. (a)	112,860	61,141,905
Medtronic, Inc.	3,000,330	117,582,933
St. Jude Medical, Inc.	944,047	41,830,723
Stryker Corp.	944,619	52,407,462
Varian Medical Systems, Inc. (a)(b)	321,501	22,170,709
Zimmer Holdings, Inc.	519,341	33,383,239

		657,028,645

HEALTH CARE PROVIDERS & SERVICES — 19.1%
Aetna, Inc.	1,032,526	51,791,504
AmerisourceBergen Corp.	765,984	30,394,245
Cardinal Health, Inc.	997,683	43,010,114
CIGNA Corp.	850,978	41,910,667
Coventry Health Care, Inc.	405,132	14,410,545
DaVita, Inc. (a)	266,331	24,015,066
Express Scripts, Inc. (a)(b)	1,461,378	79,177,460
Humana, Inc.	506,049	46,799,412
Laboratory Corp. of America Holdings (a)	278,897	25,530,231
McKesson Corp.	727,778	63,877,075
Medco Health Solutions, Inc. (a)	1,145,973	80,561,902
Patterson Cos., Inc. (b)	249,968	8,348,931
Quest Diagnostics, Inc.	468,267	28,634,527
Tenet Healthcare Corp. (a)	1,221,153	6,484,323
UnitedHealth Group, Inc.	3,023,145	178,184,166
WellPoint, Inc.	985,755	72,748,719

		795,878,887

HEALTH CARE TECHNOLOGY — 0.7%
Cerner Corp. (a)(b)	414,660	31,580,506

LIFE SCIENCES TOOLS & SERVICES — 3.9%
Agilent Technologies, Inc.	997,947	44,418,621
Life Technologies Corp. (a)	509,172	24,857,777
PerkinElmer, Inc.	319,776	8,845,004
Thermo Fisher Scientific, Inc.	1,049,635	59,178,421
Waters Corp. (a)	255,965	23,717,717

		161,017,540

PHARMACEUTICALS — 49.7%
Abbott Laboratories	3,826,489	234,525,511
Allergan, Inc.	894,667	85,378,072
Bristol-Myers Squibb Co.	4,868,792	164,321,730
Eli Lilly & Co.	2,931,478	118,050,619
Forest Laboratories, Inc. (a)	772,200	26,787,618
Hospira, Inc. (a)(b)	470,118	17,577,712
Johnson & Johnson	7,880,697	519,810,774
Merck & Co., Inc.	8,737,864	335,533,978
Mylan, Inc. (a)	1,215,629	28,506,500
Perrigo Co. (b)	266,175	27,498,539
Pfizer, Inc.	21,632,193	490,185,493
Watson Pharmaceuticals, Inc. (a)	383,616	25,725,290

		2,073,901,836

TOTAL COMMON STOCKS —
(Cost $4,280,020,364)		4,165,652,476

SHORT TERM INVESTMENTS — 1.1%
MONEY MARKET FUNDS — 1.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	41,373,809	41,373,809
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	2,234,958	2,234,958

TOTAL SHORT TERM INVESTMENTS —
(Cost $43,608,767)		43,608,767

TOTAL INVESTMENTS — 100.9% (f)
(Cost $4,323,629,131)		4,209,261,243
OTHER ASSETS & LIABILITIES — (0.9)%		(37,064,546)

NET ASSETS — 100.0%		$4,172,196,697

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 25.0%
General Dynamics Corp.	815,942	$59,873,824
Goodrich Corp.	407,673	51,138,501
Honeywell International, Inc.	1,722,343	105,149,040
L-3 Communications Holdings, Inc.	209,805	14,847,900
Lockheed Martin Corp. (a)	594,618	53,432,373
Northrop Grumman Corp.	574,511	35,091,132
Precision Castparts Corp.	305,542	52,828,212
Raytheon Co.	782,904	41,321,673
Rockwell Collins, Inc. (a)	404,329	23,273,177
Textron, Inc.	730,654	20,334,101
The Boeing Co.	1,639,910	121,960,107
United Technologies Corp.	1,991,002	165,133,706

		744,383,746

AIR FREIGHT & LOGISTICS — 9.2%
C.H. Robinson Worldwide, Inc. (a)	345,943	22,655,807
Expeditors International of Washington, Inc.	446,385	20,761,367
FedEx Corp.	709,797	65,272,932
United Parcel Service, Inc. (Class B)	2,054,956	165,876,048

		274,566,154

AIRLINES — 0.5%
Southwest Airlines Co.	1,794,614	14,787,619

BUILDING PRODUCTS — 0.4%
Masco Corp.	838,657	11,212,844

COMMERCIAL SERVICES & SUPPLIES — 3.9%
Avery Dennison Corp. (a)	274,509	8,270,956
Cintas Corp.	280,574	10,976,055
Iron Mountain, Inc.	359,997	10,367,913
Pitney Bowes, Inc. (a)	483,264	8,495,781
R.R. Donnelley & Sons Co. (a)	544,495	6,746,293
Republic Services, Inc.	662,878	20,257,552
Stericycle, Inc. (a)(b)	179,595	15,021,326
Waste Management, Inc. (a)	1,057,433	36,967,858

		117,103,734

CONSTRUCTION & ENGINEERING — 1.8%
Fluor Corp.	517,510	31,071,300
Jacobs Engineering Group, Inc. (b)	268,394	11,908,642
Quanta Services, Inc. (b)	441,904	9,235,794

		52,215,736

ELECTRICAL EQUIPMENT — 5.3%
Cooper Industries PLC	332,048	21,234,470
Emerson Electric Co.	1,637,356	85,437,236
Rockwell Automation, Inc.	386,383	30,794,725
Roper Industries, Inc.	202,924	20,121,944

		157,588,375

INDUSTRIAL CONGLOMERATES — 20.0%
3M Co.	1,499,527	133,772,804
Danaher Corp.	1,352,879	75,761,224
General Electric Co.	16,495,691	331,068,518
Tyco International, Ltd.	970,481	54,521,623

		595,124,169

MACHINERY — 21.9%
Caterpillar, Inc.	1,453,899	154,869,321
Cummins, Inc.	744,282	89,343,611
Deere & Co.	944,300	76,393,870
Dover Corp.	467,858	29,446,983
Eaton Corp.	860,288	42,868,151
Flowserve Corp.	114,778	13,258,007
Illinois Tool Works, Inc.	1,081,191	61,757,630
Ingersoll-Rand PLC	625,771	25,875,631
Joy Global, Inc.	222,900	16,383,150
PACCAR, Inc. (a)	874,059	40,932,183
Pall Corp.	355,163	21,178,370
Parker-Hannifin Corp.	401,245	33,925,265
Snap-on, Inc. (a)	121,903	7,432,426
Stanley Black & Decker, Inc.	357,000	27,474,720
Xylem, Inc.	388,642	10,784,815

		651,924,133

PROFESSIONAL SERVICES — 1.2%
Dun & Bradstreet Corp.	100,568	8,521,127
Equifax, Inc.	343,431	15,200,256
Robert Half International, Inc. (a)	424,665	12,867,349

		36,588,732

ROAD & RAIL — 8.1%
CSX Corp.	2,670,682	57,473,077
Norfolk Southern Corp.	816,006	53,717,675
Ryder System, Inc.	195,595	10,327,416
Union Pacific Corp.	1,099,945	118,222,088

		239,740,256

TRADING COMPANIES & DISTRIBUTORS — 2.3%
Fastenal Co. (a)	621,588	33,627,911
W.W. Grainger, Inc.	168,334	36,159,826

		69,787,737

TOTAL COMMON STOCKS —
(Cost $3,295,859,912)		2,965,023,235

SHORT TERM INVESTMENTS — 2.4%
MONEY MARKET FUNDS — 2.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	66,028,631	66,028,631
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	4,524,212	4,524,212

TOTAL SHORT TERM INVESTMENTS —
(Cost $70,552,843)		70,552,843

TOTAL INVESTMENTS — 102.0% (f)
(Cost $3,366,412,755)		3,035,576,078
OTHER ASSETS & LIABILITIES — (2.0)%		(60,639,368)

NET ASSETS — 100.0%		$2,974,936,710

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
CHEMICALS — 63.9%
Air Products & Chemicals, Inc.	875,528	$80,373,470
Airgas, Inc.	316,529	28,161,585
CF Industries Holdings, Inc.	284,833	52,024,748
E.I. du Pont de Nemours & Co.	3,875,558	205,017,018
Eastman Chemical Co.	625,500	32,332,095
Ecolab, Inc. (a)	1,261,496	77,859,533
FMC Corp.	317,338	33,593,401
International Flavors & Fragrances, Inc. (a)	371,674	21,780,096
Monsanto Co.	2,225,721	177,523,507
PPG Industries, Inc.	658,910	63,123,578
Praxair, Inc.	1,240,500	142,210,920
Sigma-Aldrich Corp. (a)	533,384	38,969,035
The Dow Chemical Co.	2,900,565	100,475,572
The Mosaic Co.	1,275,478	70,521,179
The Sherwin-Williams Co.	385,099	41,848,708

		1,165,814,445

CONSTRUCTION MATERIALS — 1.4%
Vulcan Materials Co.	605,237	25,861,777

CONTAINERS & PACKAGING — 4.6%
Ball Corp.	709,884	30,439,826
Bemis Co., Inc. (a)	495,486	15,999,243
Owens-Illinois, Inc. (b)	808,632	18,873,471
Sealed Air Corp.	937,690	18,106,794

		83,419,334

METALS & MINING — 24.8%
Alcoa, Inc. (a)	4,632,809	46,420,746
Allegheny Technologies, Inc.	494,657	20,365,029
Cliffs Natural Resources, Inc. (a)	625,263	43,305,715
Freeport-McMoRan Copper & Gold, Inc.	3,940,294	149,888,784
Newmont Mining Corp.	2,057,948	105,510,994
Nucor Corp. (a)	1,380,040	59,272,718
Titanium Metals Corp. (a)	472,752	6,410,517
United States Steel Corp. (a)	687,609	20,195,076

		451,369,579

PAPER & FOREST PRODUCTS — 5.0%
International Paper Co.	1,899,348	66,667,115
MeadWestvaco Corp.	789,895	24,952,783

		91,619,898

TOTAL COMMON STOCKS —
(Cost $2,027,563,799)		1,818,085,033

SHORT TERM INVESTMENTS — 5.0%
MONEY MARKET FUNDS — 5.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	87,193,778	87,193,778
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	3,792,862	3,792,862

TOTAL SHORT TERM INVESTMENTS —
(Cost $90,986,640)		90,986,640

TOTAL INVESTMENTS — 104.7% (f)
(Cost $2,118,550,439)		1,909,071,673
OTHER ASSETS & LIABILITIES — (4.7)%		(85,349,374)

NET ASSETS — 100.0%		$1,823,722,299

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 9.7%
Cisco Systems, Inc.	17,477,751	$369,654,434
Comverse Technology, Inc. (a)	8,235	56,575
F5 Networks, Inc. (a)	256,949	34,677,837
Harris Corp. (b)	404,289	18,225,348
JDS Uniphase Corp. (a)	965,029	13,983,270
Juniper Networks, Inc. (a)	1,766,716	40,422,462
Motorola Mobility Holdings, Inc. (a)	857,493	33,648,025
Motorola Solutions, Inc.	973,004	49,457,793
QUALCOMM, Inc.	5,521,737	375,588,551

		935,714,295

COMPUTERS & PERIPHERALS — 24.4%
Apple, Inc. (a)	3,025,608	1,813,761,228
Dell, Inc. (a)	5,037,696	83,625,753
EMC Corp. (a)	6,751,049	201,721,344
Hewlett-Packard Co.	5,323,589	126,861,126
Lexmark International, Inc. (Class A)	296,507	9,855,893
NetApp, Inc. (a)(b)	1,239,327	55,484,670
SanDisk Corp. (a)	852,940	42,297,295
Western Digital Corp. (a)	802,995	33,235,963

		2,366,843,272

DIVERSIFIED TELECOMMUNICATION SERVICES — 11.1%
AT&T, Inc.	19,239,353	600,844,994
CenturyLink, Inc. (b)	2,095,780	81,001,897
Frontier Communications Corp. (b)	3,887,174	16,209,516
Verizon Communications, Inc.	9,250,788	353,657,625
Windstream Corp. (b)	2,102,186	24,616,598

		1,076,330,630

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Amphenol Corp. (Class A)	568,155	33,958,624
Corning, Inc.	5,037,113	70,922,551
FLIR Systems, Inc. (b)	562,153	14,228,093
Jabil Circuit, Inc.	716,591	18,000,766
Molex, Inc. (b)	519,795	14,616,635
TE Connectivity Ltd.	1,380,919	50,748,773

		202,475,442

INTERNET SOFTWARE & SERVICES — 8.0%
Akamai Technologies, Inc. (a)(b)	654,104	24,005,617
eBay, Inc. (a)	3,780,851	139,475,594
Google, Inc. (Class A) (a)	823,014	527,749,497
VeriSign, Inc. (b)	571,048	21,893,980
Yahoo!, Inc. (a)	4,026,750	61,287,135

		774,411,823

IT SERVICES — 16.9%
Accenture PLC (Class A)	2,100,092	135,455,934
Automatic Data Processing, Inc.	1,621,564	89,494,117
Cognizant Technology Solutions Corp. (Class A) (a)	1,019,851	78,477,534
Computer Sciences Corp.	533,450	15,971,493
Fidelity National Information Services, Inc.	832,507	27,572,632
Fiserv, Inc. (a)	477,282	33,118,598
International Business Machines Corp.	3,760,482	784,624,569
MasterCard, Inc. (Class A)	352,887	148,403,099
Paychex, Inc. (b)	1,100,743	34,112,025
SAIC, Inc. (a)	898,554	11,860,913
Teradata Corp. (a)	597,121	40,693,796
The Western Union Co.	2,081,406	36,632,746
Total System Services, Inc.	600,737	13,859,003
Visa, Inc. (Class A)	1,614,598	190,522,564

		1,640,799,023

OFFICE ELECTRONICS — 0.4%
Xerox Corp.	4,622,643	37,350,956

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.9%
Advanced Micro Devices, Inc. (a)(b)	2,168,674	17,392,765
Altera Corp.	1,123,275	44,728,811
Analog Devices, Inc.	1,024,198	41,377,599
Applied Materials, Inc.	4,297,714	53,463,562
Broadcom Corp. (Class A) (a)	1,648,688	64,793,438
First Solar, Inc. (a)(b)	193,324	4,842,766
Intel Corp.	13,827,042	388,678,151
KLA-Tencor Corp.	583,486	31,753,308
Linear Technology Corp.	796,202	26,832,007
LSI Corp. (a)	2,077,107	18,029,289
Microchip Technology, Inc. (b)	680,508	25,314,898
Micron Technology, Inc. (a)	3,420,699	27,707,662
Novellus Systems, Inc. (a)	281,596	14,054,456
NVIDIA Corp. (a)	2,099,709	32,314,522
Teradyne, Inc. (a)(b)	765,643	12,931,710
Texas Instruments, Inc.	3,762,942	126,472,481
Xilinx, Inc.	914,491	33,314,907

		964,002,332

SOFTWARE — 16.4%
Adobe Systems, Inc. (a)	1,639,664	56,256,872
Autodesk, Inc. (a)	799,464	33,833,317
BMC Software, Inc. (a)	568,261	22,821,362
CA, Inc.	1,243,661	34,275,297
Citrix Systems, Inc. (a)	641,620	50,630,234
Electronic Arts, Inc. (a)	1,158,086	19,085,257
Intuit, Inc.	1,005,588	60,466,007
Microsoft Corp.	24,234,228	781,553,853
Oracle Corp.	12,792,801	373,038,077
Red Hat, Inc. (a)	682,780	40,891,694
Salesforce.com, Inc. (a)(b)	475,142	73,414,190
Symantec Corp. (a)	2,451,347	45,840,189

		1,592,106,349

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Crown Castle International Corp. (a)(b)	805,971	42,990,493
MetroPCS Communications, Inc. (a)	1,139,504	10,278,326

See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Sprint Nextel Corp. (a)	10,146,074	$28,916,311

		82,185,130

TOTAL COMMON STOCKS —
(Cost $8,857,138,562)		9,672,219,252

SHORT TERM INVESTMENTS — 1.3%
MONEY MARKET FUNDS — 1.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	105,143,408	105,143,408
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	24,311,642	24,311,642

TOTAL SHORT TERM INVESTMENTS —
(Cost $129,455,050)		129,455,050

TOTAL INVESTMENTS — 101.1% (f)
(Cost $8,986,593,612)		9,801,674,302
OTHER ASSETS & LIABILITIES — (1.1)%		(105,566,290)

NET ASSETS — 100.0%		$9,696,108,012

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
ELECTRIC UTILITIES — 54.8%
American Electric Power Co., Inc.	7,128,113	$275,002,600
Duke Energy Corp. (a)	18,085,933	379,985,452
Edison International	4,803,439	204,194,192
Entergy Corp.	2,592,354	174,206,189
Exelon Corp.	12,512,398	490,611,126
FirstEnergy Corp.	6,138,430	279,851,024
NextEra Energy, Inc.	6,108,556	373,110,600
Northeast Utilities	2,600,987	96,548,637
Pepco Holdings, Inc. (a)	3,402,665	64,276,342
Pinnacle West Capital Corp.	1,651,434	79,103,689
PPL Corp.	8,533,975	241,170,133
Progress Energy, Inc.	4,362,207	231,676,814
Southern Co.	12,719,622	571,492,616

		3,461,229,414

GAS UTILITIES — 3.0%
AGL Resources, Inc.	1,725,347	67,668,109
Oneok, Inc.	1,521,954	124,282,764

		191,950,873

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.8%
NRG Energy, Inc. (a)(b)	3,341,712	52,364,627
The AES Corp. (b)	9,498,855	124,150,035

		176,514,662

MULTI-UTILITIES — 39.0%
Ameren Corp.	3,591,179	117,000,612
CenterPoint Energy, Inc.	6,342,644	125,076,940
CMS Energy Corp. (a)	3,859,587	84,910,914
Consolidated Edison, Inc.	4,328,565	252,874,767
Dominion Resources, Inc.	8,368,133	428,532,091
DTE Energy Co.	2,512,840	138,281,585
Integrys Energy Group, Inc. (a)	1,173,312	62,173,803
NiSource, Inc. (a)	4,220,205	102,761,992
PG&E Corp.	6,080,761	263,965,835
Public Service Enterprise Group, Inc.	7,427,659	227,360,642
SCANA Corp. (a)	1,705,470	77,786,487
Sempra Energy	3,550,518	212,889,059
TECO Energy, Inc. (a)	3,242,749	56,910,245
Wisconsin Energy Corp. (a)	3,382,526	118,997,265
Xcel Energy, Inc.	7,207,297	190,777,150

		2,460,299,387

TOTAL COMMON STOCKS —
(Cost $6,501,930,930)		6,289,994,336

SHORT TERM INVESTMENTS — 2.7%
MONEY MARKET FUNDS — 2.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	162,749,876	162,749,876
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	8,910,266	8,910,266

TOTAL SHORT TERM INVESTMENTS —
(Cost $171,660,142)		171,660,142

TOTAL INVESTMENTS — 102.3% (f)
(Cost $6,673,591,072)		6,461,654,478
OTHER ASSETS & LIABILITIES — (2.3)%		(146,150,181)

NET ASSETS — 100.0%		$6,315,504,297

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2012 (Unaudited)

	The Consumer	The Consumer
	Discretionary	Staples	The Energy	The Financial	The Health	The Industrial	The Materials	The Technology	The Utilities
	Select Sector	Select Sector	Select Sector	Select Sector	Care Select Sector	Select Sector	Select Sector	Select Sector	Select Sector
	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund

ASSETS
Investments in unaffiliated issuers, at value * (Note 2)	$3,235,330,218	$5,477,858,135	$7,792,900,933	$7,244,477,240	$4,165,652,476	$2,965,023,235	$1,818,085,033	$9,672,219,252	$6,289,994,336
Investments in affiliated issuers, at value (Note 2 and Note 3)	103,814,792	85,264,899	145,996,415	247,521,105	43,608,767	70,552,843	90,986,640	129,455,050	171,660,142

Total investments	3,339,145,010	5,563,123,034	7,938,897,348	7,491,998,345	4,209,261,243	3,035,576,078	1,909,071,673	9,801,674,302	6,461,654,478
Cash	—	—	—	2,092,094	—	—	—	—	—
Receivable for investments sold	—	337,636,598	—	—	—	—	—	—	—
Receivable for income related to Select Sector SPDR shares in-kind transactions	43,732	29,030	—	—	3,108	—	3,115	—	—
Dividends receivable — unaffiliated issuers (Note 2)	2,861,587	20,838,223	4,205,167	5,836,286	5,476,211	6,319,387	2,427,872	2,517,524	18,688,387
Dividends and securities lending income receivable — affiliated issuers (Note 2)	110,035	27,774	22,237	515,462	14,200	34,160	18,958	50,013	55,875
Prepaid expenses	3,682	5,729	13,655	11,137	5,144	6,156	3,893	10,421	6,520

TOTAL ASSETS	3,342,164,046	5,921,660,388	7,943,138,407	7,500,453,324	4,214,759,906	3,041,935,781	1,911,525,511	9,804,252,260	6,480,405,260

LIABILITIES
Payable upon return of securities loaned	98,228,726	82,999,992	142,687,899	153,924,675	41,373,809	66,028,631	87,193,778	105,143,408	162,749,876
Payable for investments purchased	—	339,817,107	—	—	—	—	—	—	—
Payable for income related to Select Sector SPDR shares in-kind transactions	—	—	5,580	271,108	—	22,595	—	4,983	65,176
Accrued distribution fees (Note 3)	221,937	295,643	584,647	548,749	234,707	241,714	219,327	908,643	369,140
Accrued advisory fees (Note 3)	109,074	182,939	278,137	241,679	136,830	115,593	65,963	324,866	219,626
Accrued administration, custodian and transfer agent fees (Note 3)	59,025	98,997	150,513	130,784	74,045	62,553	35,696	175,800	118,850
Accrued trustees’ fees (Note 3)	1,170	4,701	4,992	4,427	3,046	2,055	1,463	3,004	5,871
Accrued expenses and other liabilities	479,763	1,087,553	1,240,389	847,661	740,772	525,930	286,985	1,583,544	1,372,424

TOTAL LIABILITIES	99,099,695	424,486,932	144,952,157	155,969,083	42,563,209	66,999,071	87,803,212	108,144,248	164,900,963

NET ASSETS	$3,243,064,351	$5,497,173,456	$7,798,186,250	$7,344,484,241	$4,172,196,697	$2,974,936,710	$1,823,722,299	$9,696,108,012	$6,315,504,297

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$3,352,467,288	$5,386,272,066	$10,211,431,220	$8,538,117,322	$4,453,937,819	$3,511,916,374	$2,592,258,614	$9,761,971,820	$6,844,485,085
Undistributed (distributions in excess of) net investment income	(2,783,218)	2,016,851	27,088	2,566,909	2,029,522	6,010,025	4,937,978	(4,400,808)	(303,515)
Accumulated net realized gain (loss) on investments	(176,373,972)	(113,909,290)	(1,308,450,923)	(747,534,581)	(169,402,756)	(212,153,012)	(563,995,527)	(876,543,690)	(316,740,679)
Net unrealized appreciation (depreciation) on investments	69,754,253	222,793,829	(1,104,821,135)	(448,665,409)	(114,367,888)	(330,836,677)	(209,478,766)	815,080,690	(211,936,594)

NET ASSETS	$3,243,064,351	$5,497,173,456	$7,798,186,250	$7,344,484,241	$4,172,196,697	$2,974,936,710	$1,823,722,299	$9,696,108,012	$6,315,504,297

NET ASSET VALUE:
Net asset value per Select Sector SPDR share	$45.07	$34.08	$71.76	$15.80	$37.62	$37.41	$36.97	$30.16	$35.05

Shares outstanding (unlimited amount authorized, $0.01 par value)	71,953,252	161,321,809	108,674,200	464,895,427	110,915,324	79,526,000	49,323,725	321,455,897	180,174,160

COST OF INVESTMENTS:
Unaffiliated issuers	$3,165,575,965	$5,255,064,306	$8,897,722,068	$7,691,841,974	$4,280,020,364	$3,295,859,912	$2,027,563,799	$8,857,138,562	$6,501,930,930
Affiliated issuers (Note 3)	103,814,792	85,264,899	145,996,415	248,821,780	43,608,767	70,552,843	90,986,640	129,455,050	171,660,142

Total cost of investments	$3,269,390,757	$5,340,329,205	$9,043,718,483	$7,940,663,754	$4,323,629,131	$3,366,412,755	$2,118,550,439	$8,986,593,612	$6,673,591,072

* Includes investments of securities on loan, at value	$96,465,685	$83,902,992	$144,338,210	$156,855,837	$40,851,541	$64,241,600	$85,299,096	$131,726,601	$214,924,288

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2012 (Unaudited)

	The Consumer	The Consumer
	Discretionary	Staples	The Energy	The Financial	The Health	The Industrial	The Materials	The Technology	The Utilities
	Select Sector	Select Sector	Select Sector	Select Sector	Care Select Sector	Select Sector	Select Sector	Select Sector	Select Sector
	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund

INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$23,474,472	$83,492,789	$65,922,324	$61,184,756	$46,777,270	$39,255,058	$20,295,435	$69,132,335	$145,607,914
Dividend income — affiliated issuers (Note 2)	6,712	11,103	12,681	786,307	7,022	7,190	4,615	21,258	16,543
Affiliated securities lending income — net (Note 3 and Note 7)	429,998	115,879	107,857	155,158	93,715	126,967	148,064	163,953	260,728

TOTAL INVESTMENT INCOME	23,911,182	83,619,771	66,042,862	62,126,221	46,878,007	39,389,215	20,448,114	69,317,546	145,885,185

EXPENSES
License fees (Note 3)	735,372	1,580,699	2,186,522	1,692,918	1,138,170	931,087	544,513	2,381,671	2,006,657
Distribution fees (Note 3)	662,790	1,433,143	1,975,512	1,525,424	1,030,090	840,529	491,666	2,150,674	1,820,266
Advisory fees (Note 3)	520,022	1,120,386	1,548,108	1,197,192	806,204	658,888	385,380	1,685,580	1,422,152
Administrator, custodian and transfer agent fees (Note 3)	284,904	616,306	848,587	653,993	443,152	360,861	212,521	922,585	781,382
Printing and postage expenses	54,139	128,846	173,729	130,848	91,641	76,118	39,894	184,600	168,687
Professional fees	10,404	24,035	36,073	26,393	17,605	14,822	9,308	34,340	29,431
SEC registration expenses	18,866	43,254	65,159	47,942	31,784	26,777	16,799	62,120	53,263
Trustees’ fees (Note 3)	13,385	33,985	46,720	34,572	24,180	19,246	12,123	43,867	42,095
Insurance expense	7,404	11,522	27,461	22,396	10,347	12,382	7,827	20,954	13,110
Miscellaneous expenses	14,083	31,562	38,909	29,245	21,806	16,868	9,630	45,816	40,759

TOTAL EXPENSES BEFORE WAIVERS	2,321,369	5,023,738	6,946,780	5,360,923	3,614,979	2,957,578	1,729,661	7,532,207	6,377,802

Fees waived by administrator, custodian and transfer agent (Note 3)	(9,402)	(22,865)	(29,766)	(21,636)	(15,975)	(12,411)	(7,341)	(31,722)	(29,188)

NET EXPENSES	2,311,967	5,000,873	6,917,014	5,339,287	3,599,004	2,945,167	1,722,320	7,500,485	6,348,614

NET INVESTMENT INCOME	21,599,215	78,618,898	59,125,848	56,786,934	43,279,003	36,444,048	18,725,794	61,817,061	139,536,571

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	154,475,630	193,110,586	139,254,955	143,358,172	36,373,564	77,110,060	57,360,001	249,695,626	230,778,680
Investment transactions — affiliated issuers (Note 3)	—	—	—	571,571	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	464,427,817	557,682,420	1,204,773,187	1,386,893,857	571,138,457	618,438,563	345,613,071	1,739,433,515	37,558,191
Investment transactions — affiliated issuers (Note 3)	—	—	—	19,803,341	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	618,903,447	750,793,006	1,344,028,142	1,550,626,941	607,512,021	695,548,623	402,973,072	1,989,129,141	268,336,871

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$640,502,662	$829,411,904	$1,403,153,990	$1,607,413,875	$650,791,024	$731,992,671	$421,698,866	$2,050,946,202	$407,873,442

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	The Consumer Discretionary		The Consumer Staples		The Energy		The Financial		The Health Care
	Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund
	For the Six Months Ended 3/31/12 (Unaudited)	Year Ended 9/30/11	For the Six Months Ended 3/31/12 (Unaudited)	Year Ended 9/30/11	For the Six Months Ended 3/31/12 (Unaudited)	Year Ended 9/30/11	For the Six Months Ended 3/31/12 (Unaudited)	Year Ended 9/30/11	For the Six Months Ended 3/31/12 (Unaudited)	Year Ended 9/30/11

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$21,599,215	$34,024,866	$78,618,898	$111,015,744	$59,125,848	$123,567,579	$56,786,934	$86,983,728	$43,279,003	$65,207,198
Net realized gain (loss) on investment transactions	154,475,630	347,139,509	193,110,586	261,720,302	139,254,955	1,282,567,646	143,929,743	(100,285,976)	36,373,564	120,890,129
Net change in unrealized appreciation (depreciation) on investments	464,427,817	(274,747,800)	557,682,420	(122,298,477)	1,204,773,187	(932,889,994)	1,406,697,198	(1,193,778,323)	571,138,457	(118,595,727)

Net increase (decrease) in net assets resulting from operations	640,502,662	106,416,575	829,411,904	250,437,569	1,403,153,990	473,245,231	1,607,413,875	(1,207,080,571)	650,791,024	67,501,600

Net equalization credits and charges	2,546,863	(1,374,615)	637,610	6,334,999	(628,497)	672,208	1,840,285	(6,391,060)	(1,803,347)	(2,524,097)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(24,382,433)	(37,879,218)	(80,293,426)	(114,041,329)	(59,098,760)	(134,574,321)	(55,635,282)	(87,226,205)	(41,249,481)	(68,486,044)

FROM SELECT SECTOR SPDR SHARE TRANSACTIONS:
Proceeds from sale of shares	3,564,743,715	8,090,841,835	3,419,086,333	7,361,693,347	13,321,295,250	25,997,518,124	13,755,467,065	24,964,537,841	4,041,553,709	8,931,934,237
Cost of shares repurchased	(2,717,038,943)	(8,100,586,767)	(3,802,639,967)	(5,621,025,421)	(13,144,003,911)	(26,736,437,090)	(12,267,007,812)	(24,744,758,917)	(4,588,675,811)	(7,518,842,554)
Net income equalization (Note 2)	(2,546,863)	1,374,615	(637,610)	(6,334,999)	628,497	(672,208)	(1,840,285)	6,391,060	1,803,347	2,524,097

Net increase (decrease) in net assets from SPDR share transactions (Note 4)	845,157,909	(8,370,317)	(384,191,244)	1,734,332,927	177,919,836	(739,591,174)	1,486,618,968	226,169,984	(545,318,755)	1,415,615,780

Net increase (decrease) in net assets during period	1,463,825,001	58,792,425	365,564,844	1,877,064,166	1,521,346,569	(400,248,056)	3,040,237,846	(1,074,527,852)	62,419,441	1,412,107,239
Net assets at beginning of period	1,779,239,350	1,720,446,925	5,131,608,612	3,254,544,446	6,276,839,681	6,677,087,737	4,304,246,395	5,378,774,247	4,109,777,256	2,697,670,017

NET ASSETS END OF PERIOD (1)	$3,243,064,351	$1,779,239,350	$5,497,173,456	$5,131,608,612	$7,798,186,250	$6,276,839,681	$7,344,484,241	$4,304,246,395	$4,172,196,697	$4,109,777,256

SELECT SECTOR SPDR SHARES:
Shares sold	87,900,000	214,100,000	107,600,000	243,850,000	189,850,000	367,300,000	1,008,950,000	1,663,550,000	117,750,000	269,000,000
Shares redeemed	(66,950,000)	(214,550,000)	(119,400,000)	(187,450,000)	(188,400,000)	(379,200,000)	(908,500,000)	(1,673,900,000)	(136,300,000)	(228,000,000)

Net increase (decrease)	20,950,000	(450,000)	(11,800,000)	56,400,000	1,450,000	(11,900,000)	100,450,000	(10,350,000)	(18,550,000)	41,000,000

(1) Including undistributed (distribution in excess of) net investment income	$(2,783,218)	$—	$2,016,851	$3,691,379	$27,088	$—	$2,566,909	$1,415,257	$2,029,522	$—

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	The Industrial		The Materials		The Technology		The Utilities
	Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund
	For the Six Months Ended 3/31/12 (Unaudited)	Year Ended 9/30/11	For the Six Months Ended 3/31/12 (Unaudited)	Year Ended 9/30/11	For the Six Months Ended 3/31/12 (Unaudited)	Year Ended 9/30/11	For the Six Months Ended 3/31/12 (Unaudited)	Year Ended 9/30/11

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$36,444,048	$71,710,314	$18,725,794	$48,329,537	$61,817,061	$94,340,332	$139,536,571	$182,104,712
Net realized gain (loss) on investment transactions	77,110,060	312,582,675	57,360,001	229,583,286	249,695,626	351,073,420	230,778,680	103,865,455
Net change in unrealized appreciation (depreciation) on investments	618,438,563	(537,369,356)	345,613,071	(399,513,274)	1,739,433,515	(416,487,828)	37,558,191	214,330,551

Net increase (decrease) in net assets resulting from operations	731,992,671	(153,076,367)	421,698,866	(121,600,451)	2,050,946,202	28,925,924	407,873,442	500,300,718

Net equalization credits and charges	(2,459,687)	(67,986)	(803,577)	(4,398,194)	4,311,203	2,133,243	(372,914)	11,752,247

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(34,061,355)	(71,477,864)	(19,049,222)	(52,262,870)	(66,217,869)	(97,279,895)	(139,840,086)	(190,693,028)

FROM SELECT SECTOR SPDR SHARE TRANSACTIONS:
Proceeds from sale of shares	7,765,005,537	12,760,825,519	4,048,810,548	10,064,644,421	3,662,792,357	7,720,612,499	2,953,436,588	6,403,397,809
Cost of shares repurchased	(7,849,085,864)	(13,094,623,434)	(4,270,924,045)	(10,343,580,534)	(2,515,335,945)	(5,451,137,621)	(3,547,588,418)	(4,188,157,197)
Net income equalization (Note 2)	2,459,687	67,986	803,577	4,398,194	(4,311,203)	(2,133,243)	372,914	(11,752,247)

Net increase (decrease) in net assets from SPDR share transactions (Note 4)	(81,620,640)	(333,729,929)	(221,309,920)	(274,537,919)	1,143,145,209	2,267,341,635	(593,778,916)	2,203,488,365

Net increase (decrease) in net assets during period	613,850,989	(558,352,146)	180,536,147	(452,799,434)	3,132,184,745	2,201,120,907	(326,118,474)	2,524,848,302
Net assets at beginning of period	2,361,085,721	2,919,437,867	1,643,186,152	2,095,985,586	6,563,923,267	4,362,802,360	6,641,622,771	4,116,774,469

NET ASSETS END OF PERIOD (1)	$2,974,936,710	$2,361,085,721	$1,823,722,299	$1,643,186,152	$9,696,108,012	$6,563,923,267	$6,315,504,297	$6,641,622,771

SELECT SECTOR SPDR SHARES:
Shares sold	224,200,000	365,850,000	116,000,000	273,150,000	137,750,000	307,700,000	84,750,000	196,750,000
Shares redeemed	(225,450,000)	(378,400,000)	(122,650,000)	(281,100,000)	(94,600,000)	(218,950,000)	(102,150,000)	(130,350,000)

Net increase (decrease)	(1,250,000)	(12,550,000)	(6,650,000)	(7,950,000)	43,150,000	88,750,000	(17,400,000)	66,400,000

(1) Including undistributed (distribution in excess of) net investment income	$6,010,025	$3,627,332	$4,937,978	$5,261,406	$(4,400,808)	$—	$(303,515)	$—

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Consumer Discretionary Select Sector SPDR Fund
	For the Six
	Months Ended		Year		Year	Year	Year	Year
	3/31/12		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		9/30/11		9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$34.88		$33.44		$27.48	$28.05	$36.74	$34.95

Income (loss) from investment operations:
Net investment income	0.35	(1)	0.58	(1)(2)	0.44 (1)	0.45 (1)	0.46 (1)	0.37
Net realized and unrealized gain (loss) (3)	10.16		1.49		6.05	(0.51)	(8.57)	1.80

Total from investment operations	10.51		2.07		6.49	(0.06)	(8.11)	2.17

Net equalization credits and charges (1)	0.04		(0.02)		(0.10)	(0.06)	(0.09)	(0.03)

Distributions to shareholders from:
Net investment income	(0.36)		(0.61)		(0.43)	(0.45)	(0.49)	(0.35)

Net asset value, end of period	$45.07		$34.88		$33.44	$27.48	$28.05	$36.74

Total return (4)	30.33%		6.00	%(2)	23.39%	(0.04)%	(22.39)%	6.07%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$3,243,064		$1,779,239		$1,720,447	$1,268,295	$995,833	$729,341
Ratio of expenses to average net assets	0.18	%(5)	0.19%		0.20%	0.22%	0.22%	0.23%
Ratio of expenses to average net assets before waivers	0.18	%(5)	0.19%		0.20%	0.22%	0.22%	0.23%
Ratio of net investment income (loss) to average net assets	1.71	%(5)	1.52	%(2)	1.42%	1.99%	1.44%	0.93%
Portfolio turnover rate (6)	2.78%		6.76%		8.29%	4.21%	8.56%	5.65%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average assets reflects receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.05 per share and 0.14% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been 5.81%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized.
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Consumer Staples Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/12		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$29.64		$27.88	$25.49	$27.42	$27.94	$25.34

Income (loss) from investment operations:
Net investment income	0.46	(1)	0.88 (1)	0.80 (1)	0.71 (1)	0.59	0.59
Net realized and unrealized gain (loss) (2)	4.44		1.69	2.39	(1.91)	(0.53)	2.60

Total from investment operations	4.90		2.57	3.19	(1.20)	0.06	3.19

Net equalization credits and charges (1)	0.00	(3)	0.05	(0.04)	(0.05)	0.02	(0.01)

Distributions to shareholders from:
Net investment income	(0.46)		(0.86)	(0.76)	(0.68)	(0.60)	(0.58)

Net asset value, end of period	$34.08		$29.64	$27.88	$25.49	$27.42	$27.94

Total return (4)	16.58%		9.38%	12.50%	(4.37)%	0.28%	12.69%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$5,497,173		$5,131,609	$3,254,544	$1,885,361	$2,916,858	$2,090,505
Ratio of expenses to average net assets	0.18	%(5)	0.19%	0.20%	0.22%	0.22%	0.23%
Ratio of expenses to average net assets before waivers	0.18	%(5)	0.19%	0.20%	0.22%	0.22%	0.23%
Ratio of net investment income (loss) to average net assets	2.89	%(5)	2.91%	2.95%	3.05%	2.22%	2.18%
Portfolio turnover rate (6)	8.05%		3.64%	5.07%	14.41%	3.20%	5.76%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized.
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Energy Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/12		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$58.54		$56.05	$53.96	$63.87	$74.99	$53.48

Income (loss) from investment operations:
Net investment income	0.55	(1)	1.01 (1)	1.01 (1)	0.96 (1)	0.93	0.78
Net realized and unrealized gain (loss) (2)	13.24		2.55	2.15	(9.85)	(11.07)	21.49

Total from investment operations	13.79		3.56	3.16	(8.89)	(10.14)	22.27

Net equalization credits and charges (1)	(0.01)		0.01	(0.06)	(0.05)	(0.13)	0.01

Distributions to shareholders from:
Net investment income	(0.56)		(1.08)	(1.01)	(0.97)	(0.85)	(0.77)

Net asset value, end of period	$71.76		$58.54	$56.05	$53.96	$63.87	$74.99

Total return (3)	23.57%		6.07%	5.80%	(13.81)%	(13.87)%	41.87%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$7,798,186		$6,276,840	$6,677,088	$5,218,998	$6,617,777	$4,882,544
Ratio of expenses to average net assets	0.18	%(4)	0.19%	0.20%	0.22%	0.22%	0.23%
Ratio of expenses to average net assets before waivers	0.18	%(4)	0.19%	0.20%	0.22%	0.22%	0.23%
Ratio of net investment income (loss) to average net assets	1.57	%(4)	1.43%	1.80%	1.98%	1.08%	1.19%
Portfolio turnover rate (5)	1.22%		3.48%	7.68%	24.39%	6.87%	7.00%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Financial Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/12		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$11.81		$14.35	$14.94	$20.09	$34.28	$34.64

Income (loss) from investment operations:
Net investment income	0.13	(1)	0.19 (1)	0.15 (1)	0.35 (1)	0.86	0.84 (1)
Net realized and unrealized gain (loss) (2)	3.99		(2.52)	(0.58)	(5.12)	(14.48)	(0.53)

Total from investment operations	4.12		(2.33)	(0.43)	(4.77)	(13.62)	0.31

Net equalization credits and charges (1)	0.00	(3)	(0.01)	(0.01)	0.00 (3)	0.28	0.22

Distributions to shareholders from:
Net investment income	(0.13)		(0.20)	(0.15)	(0.38)	(0.85)	(0.89)

Net asset value, end of period	$15.80		$11.81	$14.35	$14.94	$20.09	$34.28

Total return (4)	35.02%		(16.57)%	(2.95)%	(23.21)%	(39.24)%	1.41%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$7,344,484		$4,304,246	$5,378,774	$7,494,113	$11,898,718	$2,831,956
Ratio of expenses to average net assets	0.18	%(5)	0.19%	0.20%	0.22%	0.22%	0.23%
Ratio of expenses to average net assets before waivers	0.18	%(5)	0.19%	0.20%	0.22%	0.22%	0.23%
Ratio of net investment income (loss) to average net assets	1.95	%(5)	1.25%	1.01%	2.95%	3.20%	2.35%
Portfolio turnover rate (6)	4.20%		7.07%	15.57%	16.74%	18.24%	14.57%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized.
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Health Care Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/12		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$31.74		$30.49	$28.72	$30.43	$35.41	$33.17

Income (loss) from investment operations:
Net investment income (1)	0.38		0.66	0.59	0.58	0.55	0.56
Net realized and unrealized gain (loss) (2)	5.89		1.28	1.78	(1.69)	(4.97)	2.27

Total from investment operations	6.27		1.94	2.37	(1.11)	(4.42)	2.83

Net equalization credits and charges (1)	(0.02)		(0.03)	(0.02)	(0.04)	(0.01)	(0.03)

Distributions to shareholders from:
Net investment income	(0.37)		(0.66)	(0.58)	(0.56)	(0.55)	(0.56)

Net asset value, end of period	$37.62		$31.74	$30.49	$28.72	$30.43	$35.41

Total return (3)	19.74%		6.19%	8.21%	(3.58)%	(12.55)%	8.49%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$4,172,197		$4,109,777	$2,697,670	$1,979,592	$2,377,145	$2,075,363
Ratio of expenses to average net assets	0.18	%(4)	0.19%	0.20%	0.22%	0.22%	0.23%
Ratio of expenses to average net assets before waivers	0.18	%(4)	0.19%	0.20%	0.22%	0.22%	0.23%
Ratio of net investment income (loss) to average net assets	2.21	%(4)	1.98%	1.96%	2.22%	1.68%	1.64%
Portfolio turnover rate (5)	2.55%		6.99%	4.38%	5.61%	3.69%	10.15%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Industrial Select Sector SPDR Fund
	For the Six
	Months Ended		Year		Year	Year	Year	Year
	3/31/12		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		9/30/11		9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$29.23		$31.28		$26.39	$30.66	$40.92	$33.35

Income (loss) from investment operations:
Net investment income (1)	0.40		0.69		0.60	0.67	0.69	0.63
Net realized and unrealized gain (loss) (2)	8.20		(2.05)		4.93	(4.25)	(10.21)	7.60

Total from investment operations	8.60		(1.36)		5.53	(3.58)	(9.52)	8.23

Net equalization credits and charges (1)	(0.03)		(0.00	)(3)	(0.05)	(0.01)	(0.05)	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(0.39)		(0.69)		(0.59)	(0.68)	(0.69)	(0.66)

Net asset value, end of period	$37.41		$29.23		$31.28	$26.39	$30.66	$40.92

Total return (4)	29.42%		(4.67)%		20.94%	(11.25)%	(23.55)%	24.88%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$2,974,937		$2,361,086		$2,919,438	$2,010,293	$1,663,838	$1,989,147
Ratio of expenses to average net assets	0.18	%(5)	0.19%		0.20%	0.22%	0.22%	0.23%
Ratio of expenses to average net assets before waivers	0.18	%(5)	0.19%		0.20%	0.22%	0.22%	0.23%
Ratio of net investment income (loss) to average net assets	2.28	%(5)	1.96%		2.04%	2.96%	1.85%	1.69%
Portfolio turnover rate (6)	2.30%		4.01%		8.82%	9.51%	4.27%	7.12%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized.
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Materials Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/12		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$29.36		$32.79	$30.96	$33.10	$42.15	$31.67

Income (loss) from investment operations:
Net investment income (1)	0.35		0.76 (2)	1.08 (3)	0.64	0.94	0.85
Net realized and unrealized gain (loss) (4)	7.65		(3.30)	1.93	(2.05)	(8.78)	10.46

Total from investment operations	8.00		(2.54)	3.01	(1.41)	(7.84)	11.31

Net equalization credits and charges (1)	(0.02)		(0.07)	(0.13)	(0.05)	(0.28)	(0.03)

Distributions to shareholders from:
Net investment income	(0.37)		(0.82)	(1.05)	(0.68)	(0.93)	(0.80)

Net asset value, end of period	$36.97		$29.36	$32.79	$30.96	$33.10	$42.15

Total return (5)	27.29%		(8.45)%	9.39%	(3.85)%	(19.58)%	35.97%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$1,823,722		$1,643,186	$2,095,986	$1,725,054	$1,395,939	$1,724,848
Ratio of expenses to average net assets	0.18	%(6)	0.19%	0.20%	0.22%	0.22%	0.23%
Ratio of expenses to average net assets before waivers	0.18	%(6)	0.19%	0.21%	0.22%	0.22%	0.23%
Ratio of net investment income (loss) to average net assets	2.00	%(6)	2.02%	3.35%	2.54%	2.27%	2.26%
Portfolio turnover rate (7)	2.41%		13.86%	13.98%	35.67%	12.03%	8.94%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average assets reflects receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.09 per share and 0.23% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (8.77)%.
(3)	Net investment income per share and the ratio of net investment income to average net assets reflect a special one time dividend from a portfolio holding (Weyerhauser Co.). The resulting increase to net investment income amounted to $0.52 per share and 1.61% of average net assets.
(4)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(5)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(6)	Annualized.
(7)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Technology Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/12		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$23.59		$23.02	$20.84	$19.83	$27.00	$21.99

Income (loss) from investment operations:
Net investment income	0.20	(1)	0.36 (1)	0.32 (1)	0.30 (1)	0.27 (1)	0.20
Net realized and unrealized gain (loss) (2)	6.57		0.57	2.18	1.01	(7.16)	5.02

Total from investment operations	6.77		0.93	2.50	1.31	(6.89)	5.22

Net equalization credits and charges (1)	0.01		0.01	(0.01)	0.02	(0.01)	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(0.21)		(0.37)	(0.31)	(0.32)	(0.27)	(0.21)

Net asset value, end of period	$30.16		$23.59	$23.02	$20.84	$19.83	$27.00

Total return (4)	28.85%		3.97%	11.97%	7.01%	(25.68)%	23.79%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$9,696,108		$6,563,923	$4,362,802	$3,854,165	$2,436,742	$2,726,921
Ratio of expenses to average net assets	0.18	%(5)	0.19%	0.20%	0.22%	0.22%	0.23%
Ratio of expenses to average net assets before waivers	0.18	%(5)	0.19%	0.20%	0.22%	0.22%	0.23%
Ratio of net investment income (loss) to average net assets	1.51	%(5)	1.41%	1.43%	1.75%	1.12%	0.85%
Portfolio turnover rate (6)	3.23%		4.95%	4.77%	7.38%	9.31%	12.83%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized.
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Utilities Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/12		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$33.62		$31.38	$29.31	$33.11	$39.90	$33.97

Income (loss) from investment operations:
Net investment income (1)	0.70		1.35	1.28	1.25	1.19	1.10
Net realized and unrealized gain (loss) (2)	1.44		2.15	2.05	(3.80)	(6.63)	6.06

Total from investment operations	2.14		3.50	3.33	(2.55)	(5.44)	7.16

Net equalization credits and charges (1)	(0.00	)(3)	0.09	0.01	0.01	(0.15)	(0.13)

Distributions to shareholders from:
Net investment income	(0.71)		(1.35)	(1.27)	(1.26)	(1.20)	(1.10)

Net asset value, end of period	$35.05		$33.62	$31.38	$29.31	$33.11	$39.90

Total return (4)	6.38%		11.63%	11.64%	(7.43)%	(14.39)%	20.83%

Ratios and supplemental data:
Net assets, end of period (in 000’s)	$6,315,504		$6,641,623	$4,116,774	$2,462,725	$2,218,518	$2,734,750
Ratio of expenses to average net assets	0.18	%(5)	0.19%	0.20%	0.22%	0.22%	0.23%
Ratio of expenses to average net assets before waivers	0.18	%(5)	0.19%	0.20%	0.22%	0.22%	0.23%
Ratio of net investment income (loss) to average net assets	4.05	%(5)	4.17%	4.25%	4.49%	2.97%	2.85%
Portfolio turnover rate (6)	1.62%		3.20%	10.84%	9.63%	3.83%	9.80%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized.
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2012 (Unaudited)

1.	Organization

The Select Sector SPDR Trust (the “Trust”) was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries that are represented by a specified market sector index (each a “Select Sector Index”). Each of the nine Select Sector Indices represents a basket of equity securities of public companies that are components of the S&P 500. The Trust is comprised of the following series: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund and The Utilities Select Sector SPDR Fund (each a “Fund” or “Select Sector SPDR Fund” and collectively the “Funds” or “Select Sector SPDR Funds”). Each Fund operates as a non-diversified investment company. The investment objective of each Fund is to provide investment results that, before expenses and fees, correspond generally to the price and yield performance of a specific Select Sector Index.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Each Fund’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the relevant Select Sector Index. The values of equity securities could decline generally or could underperform other investments. Generally, a Fund will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the relevant Select Sector Index. Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry. The Funds did not hold any investments valued using Level 2 or Level 3 inputs as of March 31, 2012 and did not have any material transfers between levels for the six months ended March 31, 2012. The transfers that did occur were the result of fair value pricing using significant observable market inputs.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

Distributions

Each Fund declares and distributes dividends from net investment income to its shareholders quarterly. Each Fund declares and distributes net realized capital gains, if any, at least annually.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Select Sector SPDR shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Select Sector SPDR shares. Amounts related to Equalization can be found on the Statements of Changes.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

Subsequent Events

Events or transactions occuring after period end through the date the financial statements were issued have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure or adjustment.

Federal Income Tax

Each Fund has qualified and intends to continue to qualify for and elect treatment as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales. Net investment income per share calculations in the Financial Highlights for all years presented exclude these differences.

The Funds have reviewed the tax positions for the open tax years as of September 30, 2011 and have determined that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date may expire unused.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

For the six months ended March 31, 2012, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (See Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

The Consumer Discretionary Select Sector SPDR Fund	$171,975,273
The Consumer Staples Select Sector SPDR Fund	229,471,149
The Energy Select Sector SPDR Fund	169,776,923
The Financial Select Sector SPDR Fund	235,619,723
The Health Care Select Sector SPDR Fund	68,112,744
The Industrial Select Sector SPDR Fund	100,180,019
The Materials Select Sector SPDR Fund	72,771,377
The Technology Select Sector SPDR Fund	310,077,921
The Utilities Select Sector SPDR Fund	263,089,690

At September 30, 2011, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

	2012	2013	2014	2015	2016	2017	2018	2019

The Consumer Discretionary Select Sector SPDR Fund	$2,502,233	$997,052	$9,450,752	$7,544,551	$4,343,910	$17,652,701	$44,152,294	$41,068,081
The Consumer Staples Select Sector SPDR Fund	23,758,907	799,804	23,679,427	175,734	2,872,408	—	3,835,906	7,952,209
The Energy Select Sector SPDR Fund	6,684,065	821,860	50,406	94,186,580	16,887,031	46,397,013	932,038,288	120,300,080
The Financial Select Sector SPDR Fund	8,078,713	4,176,362	9,961,554	10,349,660	41,633,377	423,127,850	90,041,088	5,257,095
The Health Care Select Sector SPDR Fund	1,306,855	6,333,060	7,166,786	3,362,549	1,330,406	21,726,896	29,635,140	22,933,364
The Industrial Select Sector SPDR Fund	6,331,812	1,389,592	4,968,985	7,287,655	5,756,566	15,013,076	80,582,108	27,687,839
The Materials Select Sector SPDR Fund	2,359,563	1,867,693	3,631,452	400,900	2,396,678	34,304,196	254,329,658	159,773,879
The Technology Select Sector SPDR Fund	123,285,364	9,613,457	52,407,581	149,073,403	64,942,837	121,713,434	135,090,209	61,133,352
The Utilities Select Sector SPDR Fund	15,559,181	400,327	2,962,529	4,942,581	—	23,780,627	83,031,840	104,752,494

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2010 through September 30, 2011 that have been deferred for tax purposes until fiscal year 2012:

Deferred Losses

The Consumer Discretionary Select Sector SPDR Fund	$29,550,446
The Consumer Staples Select Sector SPDR Fund	12,312,537
The Energy Select Sector SPDR Fund	57,439,838
The Financial Select Sector SPDR Fund	62,221,936
The Health Care Select Sector SPDR Fund	37,695,399

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

Deferred Losses

The Industrial Select Sector SPDR Fund	$39,764,492
The Materials Select Sector SPDR Fund	82,397,307
The Technology Select Sector SPDR Fund	85,749,517
The Utilities Select Sector SPDR Fund	43,316,677

3.	Related Party Fees and Transactions

Adviser Fees

The Trust, on behalf of each Fund, has entered into an investment advisory agreement (“Investment Advisory Agreement” or “Agreement”) with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services provided to each Fund under its Investment Advisory Agreement, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The advisory fee is a sliding fee scale calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; and (iv) 0.03% of average daily net assets on the remainder of net assets. From time to time, the Adviser may waive all or a portion of its fees. The Adviser did not waive any of its fees in the current period.

Unitary Fee

A “unitary” fee is paid by each Fund to State Street Bank and Trust Company (“State Street”) for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. As of February 1, 2012, the unitary fee is a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets; (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust; (iii) 0.03% of average daily net assets of the next $3.5 billion of net assets of the Trust; (iv) 0.015% of average daily net assets of the next $10.0 billion of net assets of the Trust; and (v) 0.0075% of average daily net assets on the remainder of net assets. Prior to February 1, 2012, the unitary fee was a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets; (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust; (iii) 0.03% of average daily net assets of the next $3.5 billion of net assets of the Trust; (iv) 0.015% of average daily net assets of the next $10 billion of net assets of the Trust; and (v) 0.01% of average daily net assets on the remainder of net assets. State Street had voluntarily undertaken to waive 0.0025% of its unitary fee on net assets of the Trust over $22.5 billion through January 31, 2012. State Street has not entered into an agreement with the Trust to recapture waived fees in subsequent periods.

The waiver amounts for each Fund’s allocation of the unitary fee for the period ended March 31, 2012 are identified in the Statements of Operations.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 7 for additional information regarding securities lending.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

For the period ended March 31, 2012, State Street earned securities lending agent fees as follows:

Securities Lending
Agent Fees

The Consumer Discretionary Select Sector SPDR Fund	$75,879
The Consumer Staples Select Sector SPDR Fund	20,443
The Energy Select Sector SPDR Fund	19,026
The Financial Select Sector SPDR Fund	27,374
The Health Care Select Sector SPDR Fund	10,533
The Industrial Select Sector SPDR Fund	22,400
The Materials Select Sector SPDR Fund	26,123
The Technology Select Sector SPDR Fund	28,927
The Utilities Select Sector SPDR Fund	45,997

Distributor

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the Fund. The Board limited each Fund’s 12b-1 fee to 0.054% of its average daily net assets through January 31, 2012, and to 0.050% of average daily net assets from February 1, 2012, through at least January 31, 2013.

Trustees’ Fees

Effective January 1, 2012, the Trust pays each Trustee who is not an “interested person” (as defined in the 1940 Act) an annual fee of $88,000 plus a per meeting fee of $6,000 for each meeting of the Board attended by the Trustee and $2,000 for each telephone meeting. The Chairman of the Board receives an additional fee of $28,000 per year. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Audit Committee members receive $3,500 per Committee meeting attended and Nominating and Governance Committee members receive $2,000 per Committee meeting attended. The Chairperson of the Audit Committee also receives an $8,000 annual fee and the Chairperson of the Nominating and Governance Committee also receives an annual fee of $4,000.

Prior to January 1, 2012, the Trust paid each Trustee who is not an “interested person” (as defined in the 1940 Act) an annual fee of $72,000 plus a per meeting fee of $5,000 for each meeting of the Board attended by the Trustee and $1,500 for each telephone meeting. The Chairman of the Board received an additional fee of $20,000 per year. The Trust also reimbursed each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Audit Committee members received $2,500 per Committee meeting attended. The Chairperson of the Audit Committee also received a $4,000 annual fee.

Additional Expenses

Standard and Poor’s Financial Services LLC, an affiliate of The McGraw-Hill Companies (“S&P”), NYSE Arca, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) have entered into a license agreement with respect to each Select Sector Index. The Trust has entered into a sub-license agreement whereby the Trust agrees to pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the “Minimum Annual Fee”), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust up to $35 billion, 0.02% of the aggregate net assets of the Trust from $35 billion up to and including $50 billion and 0.01% on the remainder of net assets of the Trust. The fees to S&P and Merrill Lynch are payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

Transactions with Affiliated Issuers

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at March 31, 2012, and for the period then ended are:

Number of							Number of
Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
at 9/30/11	9/30/11	9/30/11	Cost	Shares	Proceeds	Shares	at 3/31/12	3/31/12	Income	Gain/(Loss)

1,545,645	$70,811,959	$49,707,943	$120,894,975	2,982,703	$105,404,523	2,647,616	1,880,732	$85,573,306	$778,124	$571,571

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund — Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by a Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in Prime Portfolio and/or Liquid Reserves Fund at March 31, 2012 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/11	Cost	Shares	Proceeds	Shares	3/31/12	Income

The Consumer Discretionary Select Sector SPDR Fund	$96,892,617	$331,894,074	331,894,074	$330,557,965	330,557,965	$98,228,726	$429,998
The Consumer Staples Select Sector SPDR Fund	142,489,554	424,755,645	424,755,645	484,245,207	484,245,207	82,999,992	115,879
The Energy Select Sector SPDR Fund	100,170,748	752,074,524	752,074,524	709,557,373	709,557,373	142,687,899	107,857
The Financial Select Sector SPDR Fund	144,296,216	582,570,883	582,570,883	572,942,424	572,942,424	153,924,675	155,158
The Health Care Select Sector SPDR Fund	91,781,838	306,742,063	306,742,063	357,150,092	357,150,092	41,373,809	93,715
The Industrial Select Sector SPDR Fund	108,315,825	253,298,288	253,298,288	295,585,482	295,585,482	66,028,631	126,967
The Materials Select Sector SPDR Fund	100,601,043	297,762,806	297,762,806	311,170,071	311,170,071	87,193,778	148,064
The Technology Select Sector SPDR Fund	119,460,414	479,592,620	479,592,620	493,909,626	493,909,626	105,143,408	163,953
The Utilities Select Sector SPDR Fund	163,816,373	1,658,635,325	1,658,635,325	1,659,701,822	1,659,701,822	162,749,876	260,728

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/11	Cost	Shares	Proceeds	Shares	3/31/12	Income

The Consumer Discretionary Select Sector SPDR Fund	$1,547,322	$45,572,196	45,572,196	$41,533,452	41,533,452	$5,586,066	$6,712
The Consumer Staples Select Sector SPDR Fund	7,061,290	158,899,740	158,899,740	163,696,123	163,696,123	2,264,907	11,103
The Energy Select Sector SPDR Fund	7,174,578	98,431,973	98,431,973	102,298,035	102,298,035	3,308,516	12,681
The Financial Select Sector SPDR Fund	8,465,728	113,860,993	113,860,993	114,303,597	114,303,597	8,023,124	8,394
The Health Care Select Sector SPDR Fund	4,118,194	64,044,483	64,044,483	65,927,719	65,927,719	2,234,958	7,045
The Industrial Select Sector SPDR Fund	4,150,289	65,284,932	65,284,932	64,911,009	64,911,009	4,524,212	7,214
The Materials Select Sector SPDR Fund	3,340,822	34,029,088	34,029,088	33,577,048	33,577,048	3,792,862	4,615
The Technology Select Sector SPDR Fund	26,793,302	119,859,996	119,859,996	122,341,656	122,341,656	24,311,642	21,824
The Utilities Select Sector SPDR Fund	13,697,413	264,223,539	264,223,539	269,010,686	269,010,686	8,910,266	16,916

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

4.	Shareholder Transactions

Select Sector SPDR Fund shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis only, with a separate cash payment which is equivalent to the undistributed net investment income per share (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Funds’ custodian and are used to defray related expenses.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2012 were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

The Consumer Discretionary Select Sector SPDR Fund	$3,269,390,757	$210,775,555	$141,021,302	$69,754,253
The Consumer Staples Select Sector SPDR Fund	5,340,329,205	358,529,234	135,735,405	222,793,829
The Energy Select Sector SPDR Fund	9,043,718,483	46,601,522	1,151,422,657	(1,104,821,135)
The Financial Select Sector SPDR Fund	7,940,663,754	152,984,194	601,649,603	(448,665,409)
The Health Care Select Sector SPDR Fund	4,323,629,131	109,365,814	223,733,702	(114,367,888)
The Industrial Select Sector SPDR Fund	3,366,412,755	22,038,814	352,875,491	(330,836,677)
The Materials Select Sector SPDR Fund	2,118,550,439	26,765,349	236,244,115	(209,478,766)
The Technology Select Sector SPDR Fund	8,986,593,612	1,306,034,278	490,953,588	815,080,690
The Utilities Select Sector SPDR Fund	6,673,591,072	221,020,824	432,957,418	(211,936,594)

6.	Investment Transactions

For the six months ended March 31, 2012, the Trust had in-kind contributions, in-kind redemptions and in-kind net realized gain as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

The Consumer Discretionary Select Sector SPDR Fund	$2,859,734,252	$2,014,479,442	$171,975,273
The Consumer Staples Select Sector SPDR Fund	2,750,831,068	3,135,077,851	229,471,149
The Energy Select Sector SPDR Fund	8,582,141,783	8,392,972,638	169,776,923
The Financial Select Sector SPDR Fund	9,734,882,529	8,263,626,487	235,619,723
The Health Care Select Sector SPDR Fund	3,338,241,080	3,883,527,064	68,112,744
The Industrial Select Sector SPDR Fund	5,870,232,406	5,951,492,946	100,180,019
The Materials Select Sector SPDR Fund	3,114,775,280	3,336,032,393	72,771,377
The Technology Select Sector SPDR Fund	3,050,712,489	1,908,213,373	310,077,921
The Utilities Select Sector SPDR Fund	2,144,709,072	2,738,430,447	263,089,690

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Funds’ daily net shareholder transactions while the Statements of Changes reflects gross shareholder transactions including any income equalization or cash component of the transactions.

For the six months ended March 31, 2012, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

The Consumer Discretionary Select Sector SPDR Fund	$69,925,905	$75,045,178
The Consumer Staples Select Sector SPDR Fund	434,267,623	429,618,860
The Energy Select Sector SPDR Fund	90,067,395	98,078,393
The Financial Select Sector SPDR Fund	259,446,008	243,525,384
The Health Care Select Sector SPDR Fund	104,702,007	102,750,915
The Industrial Select Sector SPDR Fund	71,057,673	72,902,516
The Materials Select Sector SPDR Fund	43,734,852	45,073,906
The Technology Select Sector SPDR Fund	264,567,234	261,268,762
The Utilities Select Sector SPDR Fund	128,284,150	110,434,370

7.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral held with respect to a loaned security may be temporarily more or less than the value of a security on loan due to market fluctuation of security values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of March 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
March 31, 2012 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at October 1, 2011 and held for the six months ended March 31, 2012.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. If you buy or sell Select Sector SPDR Fund shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
	Annualized	Beginning Account	Ending Account	During Period*
	Expense	Value	Value	10/1/11 to
	Ratio	10/1/11	3/31/12	3/31/12

Actual
The Consumer Discretionary Select Sector SPDR Fund	0.18%	$1,000	$1,303.30	$1.04
The Consumer Staples Select Sector SPDR Fund	0.18%	$1,000	$1,165.80	$0.97
The Energy Select Sector SPDR Fund	0.18%	$1,000	$1,235.70	$1.01
The Financial Select Sector SPDR Fund	0.18%	$1,000	$1,350.20	$1.06
The Health Care Select Sector SPDR Fund	0.18%	$1,000	$1,197.40	$0.99
The Industrial Select Sector SPDR Fund	0.18%	$1,000	$1,294.20	$1.03
The Materials Select Sector SPDR Fund	0.18%	$1,000	$1,272.90	$1.02
The Technology Select Sector SPDR Fund	0.18%	$1,000	$1,288.50	$1.03
The Utilities Select Sector SPDR Fund	0.18%	$1,000	$1,063.80	$0.93

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
March 31, 2012 (Unaudited)

				Expenses Paid
	Annualized	Beginning Account	Ending Account	During Period*
	Expense	Value	Value	10/1/11 to
	Ratio	10/1/11	3/31/12	3/31/12

Hypothetical (assuming a 5% return before expenses)
The Consumer Discretionary Select Sector SPDR Fund	0.18%	$1,000	$1,024.10	$0.91
The Consumer Staples Select Sector SPDR Fund	0.18%	$1,000	$1,024.10	$0.91
The Energy Select Sector SPDR Fund	0.18%	$1,000	$1,024.10	$0.91
The Financial Select Sector SPDR Fund	0.18%	$1,000	$1,024.10	$0.91
The Health Care Select Sector SPDR Fund	0.18%	$1,000	$1,024.10	$0.91
The Industrial Select Sector SPDR Fund	0.18%	$1,000	$1,024.10	$0.91
The Materials Select Sector SPDR Fund	0.18%	$1,000	$1,024.10	$0.91
The Technology Select Sector SPDR Fund	0.18%	$1,000	$1,024.10	$0.91
The Utilities Select Sector SPDR Fund	0.18%	$1,000	$1,024.10	$0.91

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six-month period (183), then divided by 366.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-Sector-ETF (732-8673) or (ii) on the website of the Securities and Exchange Commission (“SEC”), at www.sec.gov.

Information regarding how proxies were voted relating to the Funds’ portfolio securities for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number above (toll free) and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.sectorspdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-Sector-ETF (732-8673).

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at www.sectorspdrs.com.

Advisory Contract Renewal

At an in-person meeting held on November 8, 2011, the Trustees of The Select Sector SPDR Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Agreement”), dated December 1, 2003, as amended as of February 1, 2011, between the Trust and SSgA Funds Management, Inc. (the “Adviser”) with respect to the nine series of the Trust (the “Funds”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “IndependentTrustees”) also met separately on October 21, 2011 with their counsel to consider the Agreement and the materials provided by the Adviser and State Street Bank and Trust Company (“State Street”) in response to a

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
March 31, 2012 (Unaudited)

request from independent legal counsel on their behalf. This meeting was preceded by a presentation by representatives of the Adviser and State Street. In deciding whether to renew the Agreement, the Trustees considered various factors, including (i)the nature, extent and quality of the services provided by the Adviser under the Agreement, (ii)the investment performance of the Funds, (iii)the costs to the Adviser of its services and the profits realized by the Adviser and its affiliate, State Street, from their relationship with the Trust, and (iv)the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect these economies of scale.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust as well as on the materials provided for the meeting. They noted that under the Agreement the Adviser is responsible for managing the investment operations of each of the Funds in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees, for providing necessary and appropriate reports and information to the Trustees, for maintaining all necessary books and records pertaining to the Trust’s securities transactions, and for furnishing each Fund with the assistance, cooperation and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the Funds, as exchange-traded funds (“ETFs”) investing in sectors of the S&P 500 Index, and the experience and expertise appropriate in an adviser to such funds. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds’ portfolios, in monitoring and securing each Fund’s compliance with its investment objective and policies and with applicable law and regulations, and in seeking best execution of portfolio transactions. Drawing upon the materials provided and their general knowledge of the business of the Adviser and its parent, State Street Global Advisors (“SSgA”), with which the Adviser shares all of its senior personnel, the Trustees took into account the experience, resources and strength of the Adviser and its affiliates in the areas of indexed products generally and ETFs in particular. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

Investment Performance of the Funds

The Trustees noted that, in view of the distinctive investment objective of the Funds, the investment performance of the Funds in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Trustees was the extent to which each Fund achieved its objective to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in its applicable index. Drawing upon information provided at the meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Funds had in fact tracked their sector indexes within an acceptable range; they further concluded, on the basis of the data available (see discussion in “Comparison of Fees and Expense Ratios” below), that the expense ratios of the Funds were lower than those of all of their direct competitors. Moreover, none of the Funds generated any taxable gain during the most recent fiscal year. Accordingly, they concluded that the performance of each Fund was satisfactory.

Profitability to the Adviser and its Affiliates

The Trustees considered the profitability of the advisory arrangement with the Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as Administrator, Transfer Agent and Custodian. The Trustees also considered the profitability from the fees received and income earned by State Street as Securities Lending Agent for the Trust. The Trustees had been provided with data on the Funds’ profitability to the Adviser for each of the preceding five years through a recent date, as well as data on the Trust’s profitability to State Street for the same periods, together in both cases with profitability estimates for the coming year at several hypothetical asset levels. The Trustees also had been provided with information from both the Adviser and State Street discussing the methods

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
March 31, 2012 (Unaudited)

by which expenses were allocated to the Trust and to each of the Funds. On the basis of this information and discussions at the October 21, 2011 meeting and the November 8, 2011 meeting with representatives of the Adviser and State Street, the Trustees concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability at current asset levels was not such as to render the advisory fee excessive.

Other Benefits to the Adviser

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees noted that the Adviser does not currently use the Funds’ assets for, or participate in, third party soft dollar arrangements, although the Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. It was further noted that the Trust’s brokerage transactions are not effected through the Adviser or any of its affiliates. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationship with the Trust, those benefits are not such as to render the Adviser’s fees excessive.

Economies of Scale

On the basis of their discussions with management and their analysis of information provided at and prior to the meeting, the Trustees determined that the nature of the Funds and their operations is such that the Adviser is likely to realize economies of scale in the management of the Funds as they grow in size. They were also of the view that these economies of scale were being shared with the Funds by virtue of an advisory fee, set at a relatively low level since the inception of the Trust, that subsumed economies of scale in the fee itself. Furthermore, the Trustees took into consideration the fact that, in order to ensure that if and as the Funds grow in size the economies of scale resulting from this growth would be shared with the Funds, the Adviser and State Street had each previously agreed to institute one or more breakpoints in their respective fee schedules, and that the Adviser had agreed to amend the Agreement effective February 1, 2011, to add a breakpoint at $30 billion of .035% and a breakpoint at $50 billion of .03%.

In addition, the Independent Trustees noted that, effective January 1, 2008, State Street had voluntarily agreed to waive a portion of its unitary fee for services as the Trust’s Administrator, Transfer Agent and Custodian for Trust assets over $22.5 billion, and had agreed to amend its contracts with the Trust effective February 1, 2011, to add a breakpoint on Trust assets over $22.5 billion of .01%, and to voluntarily waive one-quarter of its fee on Trust assets over $22.5 billion, so that the effective fee on Trust assets over $22.5 billion is .0075% through January 31, 2012. In connection with their annual review of the contracts with State Street, the Independent Trustees requested during an October 21, 2011 Board meeting, and State Street agreed at the November 8, 2011 meeting, to continue its fee waiver of .0025% on Trust assets over $22.5 billion, and State Street agreed to reflect this as a breakpoint in its contracts with the Trust.

Comparison of Fees and Expense Ratios

In order better to evaluate the Funds’ advisory fee, the Independent Trustees requested information with respect to expense ratios and advisory fees of comparable funds, and the Adviser provided (1) data for all domestic ETFs tracking sector indexes and (2) data obtained from a Lipper database of sector peer funds, including both ETFs tracking indexes as well as mutual funds. The Independent Trustees also requested, and the Adviser provided, information on the advisory fees charged to other clients with comparable investment objectives, and reviewed the differences in services provided to the Adviser’s institutional accounts. The Trustees found that, because of the distinctive nature of the Funds, the universe of comparable funds was limited. Moreover, they noted that because many ETFs paid a unitary advisory fee, encompassing all or virtually all of the ETFs’ operating expenses, in many cases a Fund’s advisory fee, which covered only advisory services, would be misleadingly low relative to its competitors’. The Trustees then reviewed expense ratios and noted that the overall expense ratio of each Fund was lower than that of all of its domestic sector ETF peers, but also noted that each Fund continued to be significantly larger than all of its ETF sector peers. The Independent Trustees noted that this had prompted them to request, in connection with their 2010 annual review of the Agreement and contracts with the Adviser’s affiliate, State Street, that new breakpoints be added

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
March 31, 2012 (Unaudited)

to the fee schedules of both the Agreement and the unitary fee payable under the Administration Agreement, Custodian Agreement and Transfer Agency Agreement, and that the Adviser and State Street agreed to changes to the fee schedules for the benefit of shareholders, effective February 1, 2011, as noted above. The Trustees noted that at current assets levels, shareholders were benefiting from these breakpoints, and that if assets rose above $50 billion, shareholders would benefit from an additional breakpoint. The Trustees concluded that the data available provided some indirect confirmation of the reasonableness of the Adviser’s fees.

Conclusion

The Trustees, including the Independent Trustees, approved the continuance of the Agreement, as so amended, after weighing the foregoing factors, none of which was dispositive in itself. They reasoned that, considered in themselves, the nature and extent of the services provided by the Adviser were appropriate, that the performance of the Funds had been satisfactory, and that the Adviser could be expected to provide services of high quality. As to the Adviser’s fees for each Fund, the Trustees determined that the fees, considered in relation to the services provided, were fair and reasonable, that the Trust’s relationship with the Adviser and State Street was not so profitable as to render the fees at current asset levels excessive, that any additional benefits to the Adviser and/or State Street were not of a magnitude to materially affect the outcome of the Trustees’ conclusions, and that, especially in light of the breakpoints in the Adviser’s and State Street’s fee schedules, the fees adequately shared economies of scale with the Funds.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

The Select Sector SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)
SPDR Series Trust

SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital Short Term Treasury ETF (SST)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SDPR Barclays Capital Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Capital Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Capital Long Term Corporate Bond ETF (LWC)
SPDR Barclays Capital Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Capital Convertible Securities ETF (CWB)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)

SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital International Corporate Bond ETF (IBND)
SPDR Barclays Capital Emerging Markets Local Bond ETF (EBND)
SPDR Barclays Capital High Yield Bond ETF (JNK)
SPDR Barclays Capital Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Capital Investment Grade Floating Rate ETF (FLRN)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI EM 50 ETF (EMFT)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)
SSgA Active ETF Trust

SPDR SSgA Multi-Asset Real Return ETF (RLY)
SPDR SSgA Income Allocation ETF (INKM)
SPDR SSgA Global Allocation ETF (GAL)
SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

Trustees
Cheryl Burgermeister
George R. Gaspari, Chairman
James E. Ross
Ernest J. Scalberg
R. Charles Tschampion

Officers
James E. Ross, President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew Flaherty, Assistant Treasurer
Laura Dell, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Jacqueline Angell, Chief Compliance Officer

Investment Manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Custodian, Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10166

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

Visit www.sectorspdrs.com or call 1-866-SECTOR-ETF (1-866-732-8673)

Item 2. Code of Ethics
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 3. Audit Committee Financial Expert
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 4. Principal Accountant Fees and Services
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 5. Audit Committee of Listed Registrants
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 6. Schedule of Investments
A Schedule of Investments for each series of the Registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to the Registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to the Registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable to the Registrant.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable to the Registrant.
Item 11. Controls and Procedures
(a) Within 90 days of the filing date of this Form N-CSR, James E. Ross, the Registrant’s President and Principal Executive Officer, and Chad C. Hallett, the Registrant’s Treasurer and Principal Financial Officer, reviewed the Registrant’s disclosure controls and procedures (the “Procedures”) and evaluated their effectiveness. Based on the review, Messrs. Ross and Hallett determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission’s rules and regulations.
(b) In the Registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 12. Exhibits
(a)(1) Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
     (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.
     (3) Not applicable
(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SELECT SECTOR SPDR® TRUST

By:	/s/ James E. Ross James E. Ross
President and Principal Executive Officer
Date: June 4, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President and Principal Executive Officer

Date: June 4, 2012

By:	/s/ Chad C. Hallett

Chad C. Hallett
Treasurer and Principal Financial Officer
Date: June 4, 2012